UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-04015

Investment Company Act File Number

Eaton Vance Mutual Funds Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

January 31

Date of Fiscal Year End

April 30, 2013

Date of Reporting Period

Item 1. Schedule of Investments

Parametric Emerging Markets Fund (formerly, Eaton Vance Parametric Structured Emerging Markets Fund)

Parametric Global Small-Cap Fund

Parametric International Equity Fund (formerly, Eaton Vance Parametric Structured International Equity Fund)

Parametric Emerging Markets Fund

April 30, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 97.6%

Security	Shares	Value
Argentina — 0.8%
Adecoagro SA(1)	77,700	$579,642
Arcos Dorados Holdings, Inc., Class A	341,000	4,644,420
Banco Macro SA, Class B ADR(1)	129,587	2,065,617
BBVA Banco Frances SA ADR(1)	231,888	1,041,177
Cresud SA ADR	278,630	2,446,372
Grupo Financiero Galicia SA, Class B ADR	322,600	1,816,238
IRSA Inversiones y Representaciones SA ADR	61,510	530,216
MercadoLibre, Inc.	69,300	6,970,887
Pampa Energia SA ADR(1)	188,600	675,188
Petrobras Energia SA ADR	750,308	3,691,515
Telecom Argentina SA ADR	477,251	7,869,869

		$32,331,141

Botswana — 0.3%
Barclays Bank of Botswana	1,137,465	$978,303
Botswana Insurance Holdings Ltd.	575,111	747,293
First National Bank of Botswana	4,730,800	2,136,200
Letshego Holdings, Ltd.	12,485,691	3,970,377
Sechaba Breweries Ltd.	905,550	1,853,616
Standard Chartered Bank Botswana	531,120	706,769

		$10,392,558

Brazil — 6.1%
AES Tiete SA, PFC Shares	138,000	$1,398,795
All America Latina Logistica SA (Units)	478,200	2,418,785
Anhanguera Educacional Participacoes SA	72,200	1,299,474
B2W Companhia Global do Varejo(1)	99,370	564,210
Banco Bradesco SA ADR, PFC Shares	67,291	1,116,358
Banco Bradesco SA, PFC Shares	875,931	14,399,286
Banco do Brasil SA	403,198	5,084,436
Banco do Estado do Rio Grande do Sul, PFC Shares	97,100	817,761
Banco Santander Brasil SA	352,600	2,590,638
BM&F Bovespa SA	707,251	4,902,947
BR Malls Participacoes SA	194,700	2,297,572
BR Properties SA	89,300	988,627
Bradespar SA, PFC Shares	82,500	1,047,357
Braskem SA, PFC Shares	89,760	780,619
BRF-Brasil Foods SA	270,840	6,718,375
BRF-Brasil Foods SA ADR	19,900	494,117
Brookfield Incorporacoes SA	441,000	484,918
Centrais Eletricas Brasileiras SA, Class B, PFC Shares	371,500	1,929,219
CETIP SA - Mercados Organizados	92,200	1,088,935
Cia Brasileira de Distribuicao Grupo Pao de Acucar, PFC Shares	45,269	2,487,504
Cia de Bebidas das Americas ADR, PFC Shares	28,352	1,191,351
Cia de Bebidas das Americas, PFC Shares	351,390	14,700,159
Cia de Concessoes Rodoviarias SA (CCR)	709,500	6,950,494
Cia de Saneamento Basico do Estado de Sao Paulo	265,860	3,737,919
Cia de Saneamento de Minas Gerais-COPASA	54,200	1,248,842
Cia de Transmissao de Energia Eletrica Paulista, PFC Shares	37,590	658,518
Cia Energetica de Minas Gerais SA ADR	57,100	732,593

Security	Shares	Value
Cia Energetica de Minas Gerais SA, PFC Shares	313,067	$3,990,108
Cia Energetica de Sao Paulo, PFC Shares	191,200	2,023,093
Cia Hering	90,200	1,834,882
Cia Paranaense de Energia-Copel, PFC Shares	96,400	1,713,349
Cia Siderurgica Nacional SA	292,300	1,158,535
Cielo SA	307,899	8,120,870
Contax Participacoes SA, PFC Shares	121,500	321,854
Cosan SA Industria e Comercio	53,700	1,266,040
CPFL Energia SA	200,400	2,143,476
Cyrela Brazil Realty SA	194,200	1,752,969
Diagnosticos da America SA	177,000	974,904
Duratex SA	102,326	769,203
EcoRodovias Infraestrutura e Logistica SA	133,000	1,153,342
EDP-Energias do Brasil SA	197,900	1,207,727
Eletropaulo Metropolitana SA, Class B, PFC Shares	124,280	510,599
Embraer SA	370,600	3,234,125
Embraer SA ADR	56,548	1,975,222
Estacio Participacoes SA	55,900	1,326,010
Fibria Celulose SA(1)	84,957	903,604
Gafisa SA(1)	426,700	850,947
Gerdau SA, PFC Shares	335,800	2,624,972
Gol Linhas Aereas Inteligentes SA, PFC Shares	140,900	866,914
Hypermarcas SA(1)	201,800	1,611,778
Iochpe-Maxion SA	98,700	1,215,528
Itau Unibanco Holding SA ADR, PFC Shares	71,570	1,204,523
Itau Unibanco Holding SA, PFC Shares	734,900	12,323,326
Itausa-Investimentos Itau SA, PFC Shares	1,289,074	6,378,524
JBS SA	465,925	1,469,442
Klabin SA, PFC Shares	177,900	1,191,483
Light SA	73,400	732,624
LLX Logistica SA(1)	363,900	356,488
Localiza Rent a Car SA	125,600	2,230,448
Lojas Americanas SA, PFC Shares	277,523	2,424,642
Lojas Renner SA	67,400	2,558,892
Marcopolo SA, PFC Shares	360,100	2,395,567
Marfrig Frigorificos e Comercio de Alimentos SA(1)	203,555	692,845
Metalurgica Gerdau SA, PFC Shares	106,000	1,054,834
MMX Mineracao e Metalicos SA(1)	179,100	210,364
MPX Energia SA(1)	182,500	778,071
MRV Engenharia e Participacoes SA	283,700	1,220,871
Natura Cosmeticos SA	105,000	2,630,314
OGX Petroleo e Gas Participacoes SA(1)	409,300	413,238
Oi SA ADR	190,200	454,578
Oi SA, PFC Shares	830,257	2,037,517
PDG Realty SA Empreendimentos e Participacoes	823,900	930,658
Petroleo Brasileiro SA	43,200	413,485
Petroleo Brasileiro SA ADR	71,900	1,435,843
Petroleo Brasileiro SA, PFC Shares	2,247,100	22,440,114
Randon Participacoes SA, PFC Shares	177,600	1,159,293
Rossi Residencial SA	389,800	656,567
Souza Cruz SA	194,300	2,983,329
Suzano Papel e Celulose SA	437,425	1,596,003
Telefonica Brasil SA, PFC Shares	223,126	5,916,199
Tim Participacoes SA	704,327	2,946,504
Totvs SA	144,290	2,715,241
Tractebel Energia SA	122,000	2,171,396
Ultrapar Participacoes SA	135,884	3,613,839

Security	Shares	Value
Usinas Siderurgicas de Minas Gerais SA, PFC Shares	199,950	$989,381
Vale SA	34,400	586,816
Vale SA ADR	65,300	1,115,977
Vale SA, PFC Shares	1,072,940	17,423,376
Weg SA	150,000	1,985,256

		$239,517,728

Bulgaria — 0.1%
CB First Investment Bank AD(1)	235,000	$282,582
Chimimport AD(1)	329,922	310,591
Corporate Commercial Bank AD(1)	10,400	637,928
MonBat AD	60,235	252,145
Petrol AD(1)	102,500	345,128
Sopharma AD	354,600	627,892

		$2,456,266

Chile — 3.0%
Administradora de Fondos de Pensiones Provida SA	238,500	$1,650,940
AES Gener SA	2,001,600	1,453,545
Aguas Andinas SA, Series A	2,726,200	2,170,772
Almendral SA	2,512,600	364,126
Antarchile SA, Series A	140,704	2,240,747
Banco de Chile	49,502,828	7,720,528
Banco de Chile ADR	7,141	667,041
Banco de Credito e Inversiones	60,481	4,340,711
Banco Santander Chile SA	96,072,310	6,415,701
Banmedica SA	484,730	1,286,472
Besalco SA	883,300	1,584,857
Cap SA	86,112	2,715,284
Cencosud SA	1,064,731	6,012,865
CFR Pharmaceuticals SA	3,523,700	909,076
Cia Cervecerias Unidas SA	110,890	1,919,001
Cia General de Electricidad SA	274,019	1,658,253
Cia Sud Americana de Vapores SA(1)	3,305,599	294,798
Colbun SA	6,289,410	1,936,436
Corpbanca SA	182,787,970	2,503,413
E.CL SA	469,400	979,765
Embotelladora Andina SA, Class B, PFC Shares	278,341	1,891,265
Empresa Nacional de Electricidad SA	3,119,063	5,530,136
Empresas CMPC SA	1,376,420	5,085,404
Empresas Copec SA	600,876	8,612,195
Empresas La Polar SA(1)	1,713,400	687,979
Enersis SA	18,583,021	7,003,899
ENTEL SA	97,400	1,877,889
Grupo Security SA	1,737,289	697,203
Inversiones Aguas Metropolitanas SA	464,900	987,055
Latam Airlines Group SA	254,395	5,255,840
Latam Airlines Group SA BDR(1)	28,260	579,113
Madeco SA	5,047,652	196,354
Minera Valparaiso SA	12,324	417,647
Molibdenos y Metales SA	41,187	730,250
Parque Arauco SA	802,400	2,075,046
Quinenco SA	190,344	624,443
Ripley Corp. SA	1,068,500	1,111,721
S.A.C.I. Falabella SA	916,700	10,481,855
Salfacorp SA	961,200	1,796,063
Sigdo Koppers SA	861,631	2,266,824
Sociedad de Inversiones Pampa Calichera SA, Class A	244,730	270,219

Security	Shares	Value
Sociedad Matriz SAAM SA(1)	6,242,812	$715,812
Sociedad Quimica y Minera de Chile SA, Series B	127,540	6,304,557
Socovesa SA	1,443,206	695,632
Sonda SA	1,089,600	3,771,203
Vina Concha y Toro SA	495,122	967,230

		$119,457,165

China — 9.4%
Agile Property Holdings, Ltd.	792,000	$1,026,780
Agricultural Bank of China, Ltd., Class H	8,901,000	4,276,795
Air China, Ltd., Class H	1,816,000	1,474,491
Aluminum Corp. of China, Ltd., Class H(1)	2,444,000	936,121
Angang Steel Co., Ltd., Class H(1)	1,226,000	723,401
Anhui Conch Cement Co., Ltd., Class H	720,000	2,613,999
Anta Sports Products, Ltd.	1,021,000	854,298
AsiaInfo-Linkage, Inc.(1)	72,600	833,448
Baidu, Inc. ADR(1)	139,600	11,984,660
Bank of China, Ltd., Class H	22,949,000	10,752,389
Bank of Communications, Ltd., Class H	3,096,900	2,466,239
Beijing Capital International Airport Co., Ltd., Class H	1,568,000	1,085,270
Beijing Enterprises Holdings, Ltd.	309,500	2,315,095
Belle International Holdings, Ltd.	1,079,000	1,766,771
BYD Co., Ltd., Class H(1)	607,200	2,181,736
Chaoda Modern Agriculture Holdings, Ltd.(1)(2)	2,391,958	0
China Agri-Industries Holdings, Ltd.	2,074,000	1,016,604
China Bluechemical, Ltd., Class H	942,000	576,710
China CITIC Bank Corp., Ltd., Class H	4,367,000	2,463,925
China Coal Energy Co., Class H	2,198,000	1,696,725
China Communications Construction Co., Ltd., Class H	2,930,000	2,815,964
China Communications Services Corp., Ltd., Class H	2,022,000	1,478,666
China Construction Bank Corp., Class H	26,726,630	22,431,940
China COSCO Holdings Co., Ltd., Class H(1)	2,694,975	1,138,390
China Dongxiang (Group) Co., Ltd.	4,257,000	736,639
China Eastern Airlines Corp., Ltd., Class H(1)	1,120,000	449,967
China Everbright International, Ltd.	1,986,000	1,540,007
China Everbright, Ltd.	384,000	609,102
China High Speed Transmission Equipment Group Co., Ltd.(1)	2,184,000	1,057,694
China International Marine Containers Co., Ltd., Class B(1)	482,672	774,053
China Life Insurance Co., Ltd., Class H	2,567,000	7,100,273
China Longyuan Power Group Corp., Class H	2,266,000	2,078,408
China Mengniu Dairy Co., Ltd.	960,000	2,708,475
China Merchants Bank Co., Ltd., Class H	1,451,524	3,100,618
China Merchants Holdings (International) Co., Ltd.	710,035	2,243,237
China Minsheng Banking Corp., Ltd., Class H	2,172,700	2,789,534
China Mobile, Ltd.	3,084,500	33,945,187
China National Building Material Co., Ltd., Class H	1,690,000	2,002,969
China National Materials Co., Ltd., Class H	681,000	168,995
China Oilfield Services, Ltd., Class H	852,000	1,684,392
China Overseas Land & Investment, Ltd.	1,370,160	4,192,282
China Pacific Insurance (Group) Co., Ltd., Class H	741,200	2,666,675
China Petroleum & Chemical Corp., Class H	8,751,000	9,657,286
China Pharmaceutical Group, Ltd.(1)	1,402,000	677,553
China Railway Construction Corp., Class H	1,592,000	1,609,441
China Railway Group, Ltd., Class H	3,177,000	1,676,975
China Resources Enterprise, Ltd.	842,000	2,890,701
China Resources Gas Group, Ltd.	642,000	1,802,579
China Resources Land, Ltd.	784,000	2,371,191

Security	Shares	Value
China Resources Power Holdings Co., Ltd.	1,121,600	$3,686,926
China Shenhua Energy Co., Ltd., Class H	1,537,000	5,449,991
China Shineway Pharmaceutical Group, Ltd.	381,000	678,684
China Shipping Container Lines Co., Ltd., Class H(1)	4,252,000	1,017,268
China Shipping Development Co., Ltd., Class H	1,702,000	730,297
China Southern Airlines Co., Ltd., Class H	1,434,000	758,223
China Taiping Insurance Holdings Co., Ltd.(1)	573,400	975,244
China Telecom Corp., Ltd., Class H	8,984,000	4,591,386
China Travel International Investment Hong Kong, Ltd.	4,692,000	956,835
China Unicom (Hong Kong), Ltd.	2,706,372	3,895,293
China Vanke Co., Ltd., Class B	445,120	907,730
China Yurun Food Group, Ltd.(1)	1,776,000	1,059,700
China Zhongwang Holdings, Ltd.(1)	464,000	154,441
Chongqing Changan Automobile Co., Ltd., Class B	1,100,286	1,417,646
Citic Pacific, Ltd.	1,152,000	1,399,833
CNOOC, Ltd.	7,058,000	13,183,603
Cosco Pacific, Ltd.	1,266,000	1,681,886
Country Garden Holdings Co.(1)	2,289,631	1,300,159
Ctrip.com International, Ltd. ADR(1)	252,800	5,556,544
Datang International Power Generation Co., Ltd., Class H	2,950,000	1,293,128
Dongfeng Motor Group Co., Ltd., Class H	1,966,000	2,947,338
Focus Media Holding, Ltd. ADR	100,000	2,727,000
Global Bio-chem Technology Group Co., Ltd.	2,418,000	209,014
Golden Eagle Retail Group, Ltd.	739,000	1,296,581
Great Wall Motor Co., Ltd., Class H	862,500	3,747,542
Guangdong Investment, Ltd.	1,778,000	1,714,537
Guangzhou Automobile Group Co., Ltd., Class H	1,892,013	1,559,474
Guangzhou R&F Properties Co., Ltd., Class H	682,000	1,237,579
Harbin Electric Co., Ltd., Class H	688,000	529,764
Hengan International Group Co., Ltd.	149,500	1,551,460
Hengdeli Holdings, Ltd.	2,438,000	715,068
Hidili Industry International Development, Ltd.	594,000	134,404
Home Inns & Hotels Management, Inc. ADR(1)	50,000	1,246,000
Huaneng Power International, Inc., Class H	2,398,000	2,778,475
Industrial & Commercial Bank of China, Ltd., Class H	26,680,000	18,806,857
Inner Mongolia Eerduosi Cashmere Products Co., Ltd., Class B	401,700	381,714
Inner Mongolia Yitai Coal Co., Ltd., Class B	283,200	1,479,543
Jiangsu Expressway Co., Ltd., Class H	812,000	892,864
Jiangxi Copper Co., Ltd., Class H	781,000	1,528,505
Kingboard Chemical Holdings, Ltd.	540,500	1,475,473
Kunlun Energy Co., Ltd.	1,668,000	3,277,511
Lee & Man Paper Manufacturing, Ltd.	1,220,000	910,010
Lenovo Group, Ltd.	3,736,000	3,422,440
Li Ning Co., Ltd.(1)	859,000	474,765
Li Ning Co., Ltd., PFC Shares(1)	255,500	140,917
Maanshan Iron & Steel Co., Ltd., Class H(1)	1,422,000	351,744
Metallurgical Corp. of China, Ltd., Class H(1)	1,156,000	235,948
Mindray Medical International, Ltd. ADR	59,100	2,333,859
NetEase.com, Inc. ADR	48,000	2,706,720
New Oriental Education & Technology Group, Inc. ADR	488,600	9,346,918
Nine Dragons Paper Holdings, Ltd.	1,211,000	1,055,088
Parkson Retail Group, Ltd.	1,056,500	576,345
PetroChina Co., Ltd., Class H	8,962,000	11,423,221
PICC Property & Casualty Co., Ltd., Class H	1,510,000	1,943,001
Ping An Insurance (Group) Co. of China, Ltd., Class H	639,500	5,071,511
Poly Property Group Co., Ltd.(1)	1,374,000	962,278
Ports Design, Ltd.	249,500	196,081

Security	Shares	Value
Renhe Commercial Holdings Co., Ltd.(1)	6,322,000	$399,613
Semiconductor Manufacturing International Corp.(1)	23,397,000	1,734,571
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	1,396,000	1,344,775
Shanghai Electric Group Co., Ltd., Class H	2,414,000	845,294
Shanghai Industrial Holdings, Ltd.	304,000	965,905
Shanghai Zhenhua Heavy Industry Co., Ltd., Class B(1)	784,350	282,489
Shimao Property Holdings, Ltd.	665,000	1,436,900
SINA Corp.(1)	43,500	2,449,920
Sino Biopharmaceutical, Ltd.	2,052,000	1,415,931
Sino-Ocean Land Holdings, Ltd.	1,720,500	1,135,772
Sinopec Shanghai Petrochemical Co., Ltd., Class H	1,954,000	673,823
Sinopharm Group Co., Ltd., Class H	374,800	1,116,909
Sinotrans Shipping, Ltd.	1,000,000	247,793
Sinotruk Hong Kong, Ltd.	790,500	441,728
Sohu.com, Inc.(1)	38,400	1,975,296
Sound Global, Ltd.	691,000	314,184
Standard Chartered PLC	42,786	1,084,905
Sun Art Retail Group, Ltd.	1,476,000	2,056,408
Tencent Holdings, Ltd.	510,800	17,608,459
Tingyi (Cayman Islands) Holding Corp.	1,266,000	3,510,864
Tsingtao Brewery Co., Ltd., Class H	254,000	1,702,099
Want Want China Holdings, Ltd.	3,750,000	5,957,273
Weichai Power Co., Ltd., Class H	456,400	1,597,230
Wumart Stores, Inc., Class H	321,000	562,665
WuXi PharmaTech (Cayman), Inc. ADR(1)	61,900	1,180,433
Yangzijiang Shipbuilding Holdings, Ltd.	1,809,000	1,400,801
Yantai Changyu Pioneer Wine Co., Ltd., Class B	144,216	658,361
Yanzhou Coal Mining Co., Ltd., Class H	1,116,000	1,167,820
Zhaojin Mining Industry Co., Ltd., Class H	673,500	752,999
Zhejiang Expressway Co., Ltd., Class H	862,000	677,801
Zhuzhou CSR Times Electric Co., Ltd., Class H	513,000	1,415,449
Zijin Mining Group Co., Ltd., Class H	3,876,000	1,149,726
ZTE Corp., Class H	730,753	1,235,243

		$372,026,455

Colombia — 1.5%
Almacenes Exito SA	381,690	$6,257,333
Banco Davivienda SA, PFC Shares	98,800	1,321,964
Banco de Bogota	65,880	2,274,108
Bancolombia SA ADR, PFC Shares	118,700	8,044,299
Bolsa de Valores de Colombia	46,242,700	722,113
Cementos Argos SA	281,340	1,256,337
Cia Colombiana de Inversiones SA	628,670	1,815,308
Corporacion Financiera Colombiana SA	54,754	1,059,028
Corporacion Financiera Colombiana SA - ND(1)	1,471	27,017
Ecopetrol SA	3,882,490	9,338,815
Empresa de Energia de Bogota SA	2,648,185	1,980,605
Empresa de Telecommunicaciones de Bogota SA(1)	2,532,380	548,772
Fabricato SA(1)	36,122,860	237,509
Grupo Argos SA	261,750	2,914,253
Grupo Argos SA, PFC Shares	74,195	818,749
Grupo Aval Acciones y Valores SA	3,145,485	2,180,194
Grupo Aval Acciones y Valores SA, PFC Shares	3,646,800	2,557,636
Grupo de Inversiones Suramericana	202,270	4,266,867
Grupo Nutresa SA	414,755	5,717,671
Grupo Odinsa SA	91,561	466,300
Interconexion Electrica SA	770,860	3,547,903
ISAGEN SA ESP	1,935,100	2,693,110

Security	Shares	Value
Tableros y Maderas de Caldas	188,378,738	$768,962

		$60,814,853

Croatia — 0.5%
Adris Grupa DD, PFC Shares	50,044	$2,566,609
Atlantic Grupa DD(1)	5,200	586,036
Atlantska Plovidba DD(1)	22,867	1,301,846
Croatia Osiguranje DD(1)	500	642,583
Dalekovod DD(1)	51,895	400,637
Ericsson Nikola Tesla	6,040	1,582,397
Hrvatski Telekom DD	163,030	6,055,660
INA Industrija Nafte DD(1)	900	657,584
Koncar-Elektroindustrija DD	13,119	1,647,858
Kras DD	7,262	536,478
Petrokemija DD(1)	25,975	1,083,290
Podravka Prehrambena Industrija DD(1)	31,335	1,472,656
Privredna Banka Zagreb DD	3,177	285,463
Zagrebacka Banka DD	176,195	1,133,835

		$19,952,932

Czech Republic — 1.6%
CEZ AS	760,760	$22,070,597
Fortuna Entertainment Group NV	158,200	842,590
Komercni Banka AS	92,764	17,762,937
New World Resources PLC, Class A	1,183,100	3,086,867
Pegas Nonwovens SA	83,014	2,200,575
Philip Morris CR AS	8,413	4,795,961
Telefonica 02 Czech Republic AS	487,604	7,054,437
Unipetrol AS(1)	574,107	5,039,916

		$62,853,880

Egypt — 1.6%
Alexandria Mineral Oils Co.	171,820	$1,687,948
Amer Group Holding	4,390,500	354,653
Arab Cotton Ginning	1,993,380	1,009,333
Citadel Capital Co.(1)	1,887,400	923,007
Commercial International Bank	1,979,204	8,726,040
Eastern Tobacco	215,704	2,987,378
Egypt Kuwaiti Holding Co.	1,849,596	2,163,522
Egyptian Financial Group-Hermes Holding SAE(1)	1,173,838	1,696,292
Egyptian Resorts Co.(1)	4,721,950	626,516
El Ezz Aldekhela Steel Alexa Co.	4,000	274,442
El Sewedy Cables Holding Co.	159,606	454,373
Ezz Steel	1,117,345	1,489,938
Juhayna Food Industries	3,306,227	3,956,217
Maridive & Oil Services SAE(1)	1,761,799	1,940,993
Misr Beni-Suef Cement Co.	69,150	453,692
National Societe General Bank	256,828	1,016,904
Orascom Construction Industries (OCI)(1)	364,138	12,179,043
Orascom Telecom Holding SAE(1)	12,928,866	8,773,864
Orascom Telecom Media and Technology Holding SAE	14,946,609	1,056,479
Oriental Weavers Co.	187,375	566,673
Palm Hills Developments SAE(1)	1,720,500	532,461
Pioneers Holding(1)	552,900	319,142
Sidi Kerir Petrochemicals Co.	1,463,400	2,612,353
Six of October Development & Investment Co.(1)	232,178	668,075
South Valley Cement(1)	704,261	413,075
Talaat Moustafa Group(1)	3,756,460	2,138,005

Security	Shares	Value
Telecom Egypt	1,549,337	$2,825,740

		$61,846,158

Estonia — 0.2%
AS Merko Ehitus(1)	50,618	$485,014
AS Nordecon International(1)	145,374	220,763
AS Olympic Entertainment Group	503,790	1,208,315
AS Tallink Group(1)	3,623,652	4,969,638
AS Tallinna Kaubamaja	137,340	1,030,821
AS Tallinna Vesi	58,790	851,992

		$8,766,543

Ghana — 0.1%
Aluworks Ghana, Ltd.(1)	457,409	$13,899
CAL Bank, Ltd.	1,298,010	414,219
Ghana Commercial Bank, Ltd.	1,453,841	3,225,705
HFC Bank Ghana, Ltd.	1,235,326	337,846
Produce Buying Co., Ltd.	582,428	47,196
Standard Chartered Bank of Ghana, Ltd.	148,200	1,193,124

		$5,231,989

Hungary — 1.6%
EGIS Pharmaceuticals PLC	20,802	$1,644,012
Magyar Telekom Rt.	5,180,000	9,580,590
MOL Hungarian Oil & Gas Rt.	233,500	16,597,468
OTP Bank Rt.	1,024,930	21,398,771
Richter Gedeon Rt.	106,100	15,749,587

		$64,970,428

India — 6.4%
ABB, Ltd.	19,900	$193,828
ACC, Ltd.	49,070	1,125,222
Adani Enterprises, Ltd.	267,400	1,082,519
Adani Ports and Special Economic Zone, Ltd.	718,900	1,934,614
Aditya Birla Nuvo, Ltd.	17,702	345,353
Amtek Auto, Ltd.	152,500	208,817
Asian Paints, Ltd.	24,430	2,127,447
Axis Bank, Ltd.	151,000	4,183,086
Bajaj Auto, Ltd.	53,260	1,861,117
Bank of Baroda	79,760	1,035,938
Bank of India	148,900	913,557
Bharat Forge, Ltd.	63,650	273,282
Bharat Heavy Electricals, Ltd.	593,600	2,133,851
Bharat Petroleum Corp., Ltd.	192,700	1,487,153
Bharti Airtel, Ltd.	1,859,060	10,983,465
Biocon, Ltd.	51,500	276,559
Cairn India, Ltd.	416,000	2,412,336
Canara Bank, Ltd.	104,600	808,607
Cipla, Ltd.	287,310	2,168,926
Coal India, Ltd.	507,600	3,019,393
Colgate-Palmolive (India), Ltd.	24,900	670,059
Container Corp. of India, Ltd.	36,160	754,698
Crompton Greaves, Ltd.	213,600	365,154
Cummins India, Ltd.	49,900	472,218
Dabur India, Ltd.	364,400	1,001,802
Divi’s Laboratories, Ltd.	46,800	931,630
DLF, Ltd.	312,600	1,381,157
Dr. Reddy’s Laboratories, Ltd.	61,720	2,326,197
Educomp Solutions, Ltd.	157,865	189,978

Security	Shares	Value
Essar Oil, Ltd.(1)	425,030	$603,285
Financial Technologies India, Ltd.	32,600	484,320
GAIL (India), Ltd.	538,050	3,504,651
GlaxoSmithKline Pharmaceuticals, Ltd.	8,680	364,001
Glenmark Pharmaceuticals, Ltd.	125,460	1,134,210
GMR Infrastructure, Ltd.(1)	1,721,400	654,976
Grasim Industries, Ltd.	8,158	444,089
Gujarat Ambuja Cements, Ltd.	551,100	1,925,419
Gujarat State Petronet, Ltd.	383,800	475,480
GVK Power & Infrastructure, Ltd.(1)	2,796,900	493,240
HCL Technologies, Ltd.	140,900	1,881,316
HDFC Bank, Ltd.	712,020	9,038,065
Hero MotoCorp, Ltd.	60,900	1,858,161
Hindalco Industries, Ltd.	886,210	1,602,029
Hindustan Petroleum Corp., Ltd.	120,900	690,300
Hindustan Unilever, Ltd.	709,000	7,675,931
Hindustan Zinc, Ltd.	148,400	327,899
Housing Development & Infrastructure, Ltd.(1)	602,114	593,575
Housing Development Finance Corp., Ltd.	929,300	14,635,233
ICICI Bank, Ltd.	358,370	7,757,863
IDBI Bank, Ltd.	199,900	327,807
Idea Cellular, Ltd.(1)	1,311,500	3,247,889
IDFC, Ltd.	879,000	2,501,513
IFCI, Ltd.	1,864,200	1,032,647
Indiabulls Housing Finance, Ltd.(1)	165,200	830,523
Indiabulls Real Estate, Ltd.(1)	646,300	893,888
Indian Hotels Co., Ltd.	164,280	175,105
Indian Oil Corp., Ltd.	242,400	1,343,979
Infosys, Ltd.	402,500	16,646,185
ITC, Ltd.	1,313,460	7,994,130
IVRCL, Ltd.(1)	1,113,900	400,608
Jaiprakash Associates, Ltd.	936,400	1,307,778
Jindal Steel & Power, Ltd.	328,600	1,863,646
JSW Steel, Ltd.	111,900	1,472,413
Kotak Mahindra Bank, Ltd.	186,700	2,452,640
Lanco Infratech, Ltd.(1)	2,361,100	492,474
Larsen & Toubro, Ltd.	130,660	3,678,006
LIC Housing Finance, Ltd.	212,000	958,519
Lupin, Ltd.	148,500	1,937,944
Mahindra & Mahindra, Ltd.	226,260	3,895,686
Maruti Suzuki India, Ltd.	67,750	2,099,430
Mphasis, Ltd.	39,900	275,787
Nestle India, Ltd.	11,930	1,092,542
Nicholas Piramal India, Ltd.	76,807	797,469
NTPC, Ltd.	1,944,100	5,661,877
Oil & Natural Gas Corp., Ltd.	1,538,580	9,327,276
Oracle Financial Service Software, Ltd.(1)	16,500	800,127
Power Grid Corporation of India, Ltd.	1,833,700	3,811,087
Ranbaxy Laboratories, Ltd.(1)	116,460	980,043
Reliance Capital, Ltd.	153,735	1,003,957
Reliance Communications, Ltd.	1,731,560	3,102,332
Reliance Industries, Ltd.	1,146,238	16,747,129
Reliance Infrastructure, Ltd.	288,300	2,014,189
Reliance Power, Ltd.(1)	1,400,250	1,853,032
Satyam Computer Services, Ltd.(1)	646,950	1,340,080
Sesa Goa, Ltd.	352,700	1,052,859
Shree Renuka Sugars, Ltd.(1)	777,100	347,591

Security	Shares	Value
Siemens India, Ltd.	47,180	$477,943
State Bank of India	64,500	2,728,353
State Bank of India GDR	9,600	812,104
Steel Authority of India, Ltd.	646,200	742,534
Sterlite Industries (India), Ltd.	848,020	1,531,350
Sun Pharmaceuticals Industries, Ltd.	297,700	5,248,334
Sun TV Network, Ltd.	147,473	1,140,302
Suzlon Energy, Ltd.(1)	2,099,450	575,624
Tata Communications, Ltd.	65,700	278,463
Tata Consultancy Services, Ltd.	373,000	9,532,832
Tata Motors, Ltd.	742,250	4,096,001
Tata Power Co., Ltd.	1,410,700	2,486,701
Tata Steel, Ltd.	196,896	1,114,455
Tata Tea, Ltd.	279,500	763,067
Titan Industries, Ltd.	234,100	1,178,736
UltraTech Cement, Ltd.	55,900	1,984,011
Unitech, Ltd.(1)	1,726,100	868,811
United Phosphorus, Ltd.	103,100	271,725
United Spirits, Ltd.	64,600	2,668,246
Voltas, Ltd.	296,300	469,395
Wipro, Ltd.	470,633	3,420,750
Yes Bank, Ltd.	148,900	1,386,633
Zee Entertainment Enterprises, Ltd.	373,114	1,623,141

		$253,971,704

Indonesia — 3.1%
Adaro Energy Tbk PT	18,885,500	$2,393,499
AKR Corporindo Tbk PT	4,604,500	2,441,975
Aneka Tambang Tbk PT	4,611,500	656,156
Astra Argo Lestari Tbk PT	558,000	1,017,128
Astra International Tbk PT	12,864,000	9,733,503
Bakrie Sumatera Plantations Tbk PT	29,603,500	277,501
Bank Central Asia Tbk PT	10,017,000	11,087,508
Bank Danamon Indonesia Tbk PT	2,387,803	1,585,338
Bank Mandiri Tbk PT	6,504,000	7,036,215
Bank Negara Indonesia Persero Tbk PT	5,118,000	2,846,326
Bank Pan Indonesia Tbk PT(1)	4,945,000	407,568
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	5,557,000	698,084
Bank Rakyat Indonesia Tbk PT	7,252,000	7,023,739
Bank Tabungan Negara Tbk PT	3,180,000	487,809
Berlian Laju Tanker Tbk PT(1)(2)	7,544,500	0
Bhakti Investama Tbk PT	14,779,000	746,230
Bumi Resources Tbk PT	21,664,500	1,497,622
Bumi Serpong Damai Tbk PT	7,109,000	1,263,802
Charoen Pokphand Indonesia Tbk PT	6,907,500	3,589,458
Delta Dunia Makmur Tbk PT(1)	9,252,500	178,254
Energi Mega Persada Tbk PT(1)	64,369,200	903,068
Gudang Garam Tbk PT	394,000	2,004,377
Harum Energy Tbk PT	1,642,000	702,151
Holcim Indonesia Tbk PT	1,578,500	593,219
Indo Tambangraya Megah Tbk PT	499,500	1,889,974
Indocement Tunggal Prakarsa Tbk PT	1,935,500	5,266,577
Indofood Sukses Makmur Tbk PT	3,887,500	2,942,443
Indosat Tbk PT	1,134,000	700,339
Jasa Marga (Persero) Tbk PT	2,684,500	1,852,560
Kalbe Farma Tbk PT	21,877,500	3,133,680
Lippo Karawaci Tbk PT	14,409,000	2,002,658

Security	Shares	Value
Matahari Putra Prima Tbk PT	2,293,000	$469,850
Medco Energi Internasional Tbk PT	2,095,000	412,336
Pembangunan Perumahan Persero Tbk PT	9,145,000	1,338,351
Perusahaan Gas Negara Tbk PT	12,686,500	8,160,292
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	5,469,000	856,012
Semen Gresik (Persero) Tbk PT	3,168,000	6,004,081
Surya Semesta Internusa Tbk PT	7,220,500	1,175,861
Tambang Batubara Bukit Asam Tbk PT	1,183,500	1,857,469
Telekomunikasi Indonesia Tbk PT	11,262,000	13,568,265
Tower Bersama Infrastructure Tbk PT(1)	831,500	483,635
Trada Maritime Tbk PT(1)	7,567,500	1,129,893
Unilever Indonesia Tbk PT	1,019,300	2,754,087
United Tractors Tbk PT	3,067,083	5,609,654
Vale Indonesia Tbk PT	4,267,000	1,255,938
XL Axiata Tbk PT	2,954,500	1,550,352

		$123,584,837

Jordan — 0.7%
Arab Bank PLC	1,221,975	$12,271,849
Arab Potash Co. PLC	46,536	2,995,523
Bank of Jordan	267,285	842,064
Capital Bank of Jordan(1)	231,454	363,301
Jordan Ahli Bank	627,155	1,036,743
Jordan Islamic Bank	317,973	1,245,009
Jordan Petroleum Refinery	246,535	2,004,728
Jordan Phosphate Mines	122,313	2,031,252
Jordan Steel	453,091	983,565
Jordan Telecom Corp.	257,345	1,813,378
Jordanian Electric Power Co.	450,446	1,999,313
Royal Jordanian Airlines(1)	455,790	432,052
Taameer Jordan Holdings PSC(1)	1,228,805	279,164
Union Investment Corp.(1)	319,665	990,319

		$29,288,260

Kazakhstan — 0.7%
Eurasian Natural Resources Corp.	1,419,400	$6,103,804
Halyk Savings Bank of Kazakhstan JSC GDR(1)(3)	668,700	4,890,389
Kazakhmys PLC	855,500	4,650,052
Kazkommertsbank JSC GDR(1)(3)	207,011	432,852
KazMunaiGas Exploration Production GDR(3)	472,600	8,493,358
Kcell JSC GDR(1)(3)	122,855	1,856,201
Zhaikmunai, LP GDR(3)	224,300	2,358,141

		$28,784,797

Kenya — 1.0%
Athi River Mining, Ltd.	390,500	$293,806
Bamburi Cement Co., Ltd.	546,000	1,338,067
Barclays Bank of Kenya, Ltd.	8,931,260	1,918,601
Co-operative Bank of Kenya, Ltd. (The)	9,284,400	1,799,155
East African Breweries, Ltd.	2,526,280	9,200,000
Equity Bank, Ltd.	12,613,200	4,742,514
KenolKobil, Ltd.	4,090,000	474,209
Kenya Airways, Ltd.	1,264,800	165,951
Kenya Commercial Bank, Ltd.	11,014,620	5,517,357
Kenya Electricity Generating Co., Ltd.	2,321,100	414,043
Kenya Power & Lighting, Ltd.	9,484,354	2,094,396
Mumias Sugar Co., Ltd.	3,844,600	220,685
Nation Media Group, Ltd.	407,184	1,361,937

Security	Shares	Value
Safaricom, Ltd.	100,160,072	$8,243,169
Standard Chartered Bank Kenya, Ltd.	149,188	496,752

		$38,280,642

Kuwait — 1.6%
Agility Public Warehousing Co. KSC	1,475,000	$3,480,616
Ahli United Bank	303,187	800,909
Al Ahli Bank of Kuwait KSC	510,925	971,387
Al Safat Energy Holding Co. KSCC(1)	1,880,000	384,636
Al Safwa Group Holding Co. KSC(1)(2)	8,080,000	184,864
Al-Qurain Petrochemicals Co.	2,424,073	1,792,509
Aviation Lease and Finance Co. KSCC	730,000	835,086
Boubyan Bank KSC(1)	499,500	1,125,027
Boubyan Petrochemicals Co.	1,530,000	3,500,172
Burgan Bank SAK	1,038,231	2,156,685
Combined Group Contracting Co.	73,205	350,926
Commercial Bank of Kuwait SAK(1)	365,000	895,058
Commercial Real Estate Co. KSCC	2,186,862	716,045
Gulf Bank(1)	1,859,887	2,588,136
Gulf Cable and Electrical Industries Co.	245,000	897,165
Kuwait Cement Co.	194,000	276,509
Kuwait Finance House KSC	1,928,726	5,437,391
Kuwait Foods Co. (Americana)	425,000	2,875,769
Kuwait International Bank	1,224,000	1,336,538
Kuwait Pipes Industries & Oil Services Co.(1)	1,188,500	493,640
Kuwait Portland Cement Co.	255,000	987,998
Kuwait Projects Co. Holdings KSC	1,097,933	1,662,768
Kuwait Real Estate Co.(1)	4,120,000	1,002,026
Mabanee Co. SAKC	849,852	3,537,260
Mena Holding Group(1)(2)	198,000	0
Mobile Telecommunications Co.	3,635,000	9,595,351
National Bank of Kuwait SAK	2,855,412	9,449,313
National Industries Group Holding(1)	3,862,500	3,371,673
National Investment Co.(1)	1,510,000	903,879
National Ranges Co.(1)	7,920,000	587,072
Sultan Center Food Products Co.(1)	4,020,000	1,670,373

		$63,866,781

Latvia — 0.0%(4)
Grindeks(1)	42,000	$393,467
Latvian Shipping Co.(1)	405,000	176,278

		$569,745

Lebanon — 0.1%
Solidere GDR(3)	320,943	$4,222,358
Solidere, Class A	86,340	1,134,011
Solidere, Class B	1,726	22,551

		$5,378,920

Lithuania — 0.1%
Apranga PVA	278,536	$926,116
Klaipedos Nafta PVA	1,345,900	636,020
Lesto AB	118,064	103,397
Pieno Zvaigzdes	104,200	294,804
Rokiskio Suris	122,500	247,730
Siauliu Bankas	809,317	283,449

		$2,491,516

Security	Shares	Value
Malaysia — 3.2%
Aeon Co. (M) Bhd	165,300	$787,451
Airasia Bhd	1,228,200	1,183,772
Alliance Financial Group Bhd	560,300	821,608
AMMB Holdings Bhd	638,000	1,405,359
Astro Malaysia Holdings Bhd	565,100	548,274
Axiata Group Bhd	2,198,050	4,893,701
Batu Kawan Bhd	210,000	1,257,603
Berjaya Corp. Bhd	2,289,600	391,508
Berjaya Sports Toto Bhd	805,627	1,112,158
Boustead Holdings Bhd	596,210	1,003,641
British American Tobacco Malaysia Bhd	93,800	1,953,466
Bumi Armada Bhd(1)	1,178,100	1,545,139
Bursa Malaysia Bhd	344,900	811,036
CIMB Group Holdings Bhd	1,647,900	4,195,143
Dialog Group Bhd	2,063,673	1,609,047
Digi.com Bhd	1,873,500	2,858,411
Felda Global Ventures Holdings Bhd	1,358,400	2,062,031
Gamuda Bhd	2,269,300	3,037,867
Genting Bhd	1,448,500	5,002,581
Genting Plantations Bhd	261,700	736,696
Hong Leong Bank Bhd	382,900	1,820,478
Hong Leong Financial Group Bhd	208,700	1,063,783
IGB Corp. Bhd	856,200	664,907
IHH Healthcare Bhd(1)	2,077,100	2,562,306
IJM Corp. Bhd	1,425,690	2,556,541
IOI Corp. Bhd	1,776,018	2,936,996
KLCC Property Holdings Bhd	399,100	951,019
KNM Group Bhd(1)	5,003,150	707,639
Kuala Lumpur Kepong Bhd	284,000	2,013,630
Kulim (Malaysia) Bhd	860,000	1,012,371
Lafarge Malayan Cement Bhd	720,350	2,350,136
Malayan Banking Bhd	1,647,587	5,212,243
Malaysia Airports Holdings Bhd	342,800	678,126
Malaysia Marine and Heavy Engineering Holdings Bhd	557,500	697,596
Malaysian Resources Corp. Bhd	1,423,500	660,853
Maxis Bhd	1,504,900	3,343,990
Media Prima Bhd	575,000	452,126
MISC Bhd(1)	482,400	691,494
MMC Corp. Bhd	868,200	727,183
Mudajaya Group Bhd	510,600	409,692
Multi-Purpose Holdings Bhd	940,340	1,088,831
Parkson Holdings Bhd	766,578	1,063,089
Petronas Chemicals Group Bhd	3,324,500	7,137,065
Petronas Dagangan Bhd	473,800	3,677,044
Petronas Gas Bhd	268,900	1,743,157
PPB Group Bhd	404,100	1,700,285
Public Bank Bhd	703,120	3,795,571
Resorts World Bhd	1,885,300	2,332,078
RHB Capital Bhd	582,500	1,624,692
Sapurakencana Petroleum Bhd(1)	4,480,368	4,685,129
Sime Darby Bhd	3,698,239	11,479,330
Supermax Corp. Bhd	650,400	425,684
TA Enterprise Bhd	1,323,000	219,649
Tan Chong Motor Holdings Bhd	265,900	474,817
Telekom Malaysia Bhd	1,249,900	2,267,720
Tenaga Nasional Bhd	1,719,525	4,436,785

Security	Shares	Value
Top Glove Corp. Bhd	525,500	$1,092,063
UEM Land Holdings Bhd(1)	1,095,050	903,765
UMW Holdings Bhd	448,400	2,108,284
Unisem (M) Bhd	1,289,100	364,523
Wah Seong Corp. Bhd	439,687	235,740
WCT Bhd	1,257,800	992,791
YTL Corp. Bhd	2,863,465	1,543,162
YTL Power International Bhd	1,793,521	890,352

		$125,011,207

Mauritius — 0.6%
CIM Financial Services, Ltd.	5,283,300	$1,000,869
LUX Island Resorts, Ltd.(1)	842,920	508,783
Mauritius Commercial Bank	1,387,300	8,489,904
New Mauritius Hotels, Ltd.(1)	1,630,850	3,771,705
Rogers & Co., Ltd.	167,300	965,894
State Bank of Mauritius, Ltd.	120,918,200	4,009,313
Sun Resorts, Ltd.	1,042,199	939,970
Terra Mauricia, Ltd.	926,300	1,224,030
United Basalt Products, Ltd.	289,200	903,380
United Docks, Ltd.(1)	27,400	60,035

		$21,873,883

Mexico — 5.9%
Alfa SAB de CV, Series A	5,905,000	$13,709,260
America Movil SAB de CV ADR, Series L	698,300	14,929,654
America Movil SAB de CV, Series L	27,123,050	29,061,288
Bolsa Mexicana de Valores SAB de CV	1,355,700	3,704,580
Cemex SAB de CV ADR(1)	359,291	4,042,022
Cemex SAB de CV, Series CPO(1)	10,101,822	11,397,755
Coca-Cola Femsa SA de CV, Series L	230,800	3,728,596
Compartamos SAB de CV	2,467,000	4,104,115
Controladora Comercial Mexicana SA de CV	326,800	1,257,161
Corporacion GEO SAB de CV, Series B(1)	1,144,000	396,650
Desarrolladora Homex SAB de CV(1)	249,950	202,969
Embotelladoras Arca SAB de CV	498,114	4,076,459
Empresas ICA SAB de CV(1)	1,678,500	4,617,074
Fomento Economico Mexicano SA de CV ADR	15,600	1,768,884
Fomento Economico Mexicano SAB de CV, Series UBD	1,319,000	14,958,146
Genomma Lab Internacional SA de CV(1)	779,800	1,683,895
Grupo Aeroportuario del Pacifico SAB de CV, Class B	372,500	2,157,575
Grupo Aeroportuario del Sureste SAB de CV, Class B	134,200	1,665,577
Grupo Bimbo SA de CV, Series A	1,915,200	6,238,205
Grupo Carso SA de CV, Series A1	895,800	5,105,978
Grupo Elektra SA de CV	51,200	2,211,177
Grupo Financiero Banorte SAB de CV, Class O	3,055,800	23,027,408
Grupo Financiero Inbursa SAB de CV, Class O	4,773,900	13,847,192
Grupo Mexico SAB de CV, Series B	3,881,679	13,934,954
Grupo Modelo SA de CV, Series C	545,600	4,961,593
Grupo Simec SA de CV, Series B(1)	92,000	424,529
Grupo Televisa SA ADR	42,900	1,086,228
Grupo Televisa SAB, Series CPO	1,487,900	7,541,023
Impulsora del Desarrollo y el Empleo en America Latina SA de CV, Series B1(1)	919,900	2,229,615
Industrias CH SAB de CV, Series B(1)	100,700	811,253
Industrias Penoles SA de CV	161,600	6,786,846
Inmuebles Carso SAB de CV(1)	714,800	712,310
Kimberly-Clark de Mexico SAB de CV, Class A	1,252,000	4,384,263
Mexichem SAB de CV	924,216	4,714,588

Security	Shares	Value
Minera Frisco SAB de CV(1)	714,800	$3,058,812
Organizacion Soriana SAB de CV, Class B	120,000	494,140
Promotora y Operadora de Infraestructura SAB de CV(1)	194,000	1,730,811
TV Azteca SAB de CV, Series CPO	970,300	718,398
Urbi Desarrollos Urbanos SAB de CV(1)	904,500	134,085
Wal-Mart de Mexico SAB de CV, Series V	4,085,000	12,959,176

		$234,574,244

Morocco — 0.9%
Alliances Developpement Immobilier SA	22,000	$1,249,045
Attijariwafa Bank	155,500	6,156,947
Banque Centrale Populaire	116,860	2,583,330
Banque Marocaine du Commerce Exterieur (BMCE)	133,217	3,054,758
Banque Marocaine pour le Commerce et l’Industrie (BMCI)	2,860	266,459
Ciments du Maroc	4,580	320,070
Compagnie Generale Immobiliere	9,100	600,940
Cosumar Compagnie Sucriere Marocaine et de Raffinage	2,930	623,393
Credit Immobilier et Hotelier	6,440	175,122
Delta Holding SA	52,900	190,239
Douja Promotion Groupe Addoha SA	370,934	2,412,803
Holcim Maroc SA	6,574	1,161,649
Label Vie(1)	2,100	346,122
Lafarge Ciments	17,410	2,076,608
Managem	12,562	2,045,982
Maroc Telecom	762,524	10,069,721
Samir(1)	15,717	505,817
SONASID (Societe Nationale de Siderurgie)(1)	4,267	328,875
Wafa Assurance	2,730	936,440

		$35,104,320

Nigeria — 0.9%
Access Bank PLC	19,423,730	$1,201,281
Africa Prudential Registrars PLC(1)	1,169,236	11,988
Afriland Properties PLC(1)(2)	1,169,236	0
Ashaka Cement PLC	2,154,293	311,351
Dangote Cement PLC	2,333,650	2,378,944
Dangote Flour Mills PLC	2,810,000	161,981
Dangote Sugar Refinery PLC	5,767,032	274,470
Diamond Bank PLC(1)	16,654,000	612,338
Ecobank Transnational, Inc.	9,578,418	909,634
Fidelity Bank PLC	22,430,824	411,315
First Bank of Nigeria PLC	32,229,046	3,809,212
First City Monument Bank PLC(1)	22,646,859	590,203
Flour Mills of Nigeria PLC	660,000	318,132
Guaranty Trust Bank PLC	30,623,074	5,003,502
Guiness Nigeria PLC	924,075	1,556,052
Lafarge Cement WAPCO Nigeria PLC	2,336,900	1,139,355
Nestle Nigeria PLC	433,960	2,446,982
Nigerian Breweries PLC	4,353,805	4,546,284
Oando PLC(1)	17,611,194	1,631,001
PZ Cussons Nigeria PLC	1,481,250	381,049
Skye Bank PLC	16,027,300	558,343
UAC of Nigeria PLC	5,505,741	2,021,284
UBA Capital PLC(1)	4,676,946	34,137
Unilever Nigeria PLC	2,757,800	953,229
United Bank for Africa PLC(1)	38,584,810	1,677,817

Security	Shares	Value
Zenith Bank PLC	33,601,962	$4,275,283

		$37,215,167

Oman — 0.8%
Al Anwar Ceramic Tile Co.	309,100	$341,823
Bank Dhofar SAOG	1,533,131	1,475,700
Bank Muscat SAOG	4,050,336	6,502,115
Bank Sohar SAOG	5,208,479	2,501,991
Dhofar International Development & Investment Holding Co.	275,832	333,297
Galfar Engineering & Contracting SAOG	1,637,096	1,561,526
HSBC Bank Oman SAOG	1,709,435	888,076
National Bank of Oman SAOG	1,368,355	955,769
Oman Cables Industry SAOG	93,600	382,144
Oman Cement Co. SAOG	741,260	1,323,182
Oman Flour Mills Co. SAOG	561,100	917,654
Oman National Investment Corp. Holdings	272,868	248,658
Oman Telecommunications Co. SAOG	1,240,071	4,604,139
Omani Qatari Telecommunications Co. SAOG	1,590,700	2,024,953
Ominvest	1,243,872	1,276,594
Raysut Cement Co. SAOG	634,209	2,767,742
Renaissance Services SAOG(1)	1,930,523	2,606,221
Shell Oman Marketing Co. SAOG	34,398	199,528

		$30,911,112

Pakistan — 0.8%
Adamjee Insurance Co., Ltd.	644,155	$510,356
Azgard Nine, Ltd.(1)	1,954,200	127,879
Bank Alfalah, Ltd.	4,021,538	617,203
D.G. Khan Cement Co., Ltd.	1,053,232	728,368
Engro Corp., Ltd.	1,080,287	1,472,932
Fauji Fertilizer Bin Qasim, Ltd.	1,184,000	457,289
Fauji Fertilizer Co., Ltd.	1,905,410	2,167,225
Habib Bank, Ltd.	509,107	455,267
Hub Power Co., Ltd.	6,703,300	3,669,908
Jahangir Siddiqui & Co., Ltd.	2,323,700	273,494
Kot Addu Power Co., Ltd.	719,400	402,170
Lucky Cement, Ltd.	878,300	1,549,283
Millat Tractors, Ltd.	147,400	756,267
Muslim Commercial Bank, Ltd.	1,761,919	3,898,668
National Bank of Pakistan	2,424,040	970,352
Nishat Mills, Ltd.	1,798,810	1,482,048
Oil & Gas Development Co., Ltd.	1,843,391	3,833,482
Pakistan Oil Fields, Ltd.	376,700	1,805,185
Pakistan Petroleum, Ltd.	1,130,098	2,081,458
Pakistan State Oil Co., Ltd.	440,928	902,309
Pakistan Telecommunication Co., Ltd.(1)	4,810,200	876,741
United Bank, Ltd.	1,393,745	1,275,168

		$30,313,052

Peru — 1.5%
Alicorp SA	2,581,200	$9,668,513
Banco Continental SA	319,822	822,849
Casa Grande SAA	99,420	338,171
Cia de Minas Buenaventura SA ADR	322,980	6,466,060
Cia Minera Milpo SA	567,882	365,267
Credicorp, Ltd.	5,890	880,555
Credicorp, Ltd. ADR	87,594	13,190,780
Edegel SA	1,592,100	1,524,031

Security	Shares	Value
Edelnor SA	108,248	$205,602
Energia del Sur SA	44,784	425,304
Ferreyros SA	3,356,139	2,907,892
Grana y Montero SA	1,417,512	6,140,943
Intergroup Financial Services Corp.	39,300	1,383,753
Luz del Sur SAA	211,550	756,393
Minsur SA	1,488,259	923,475
Sociedad Minera Cerro Verde SAA(1)	35,821	834,629
Southern Copper Corp.	334,227	11,139,786
Union Andina de Cementos SAA	107,000	158,698
Volcan Cia Minera SA, Class B	3,109,695	2,000,182

		$60,132,883

Philippines — 1.6%
Aboitiz Equity Ventures, Inc.	3,611,100	$5,002,975
Aboitiz Power Corp.	1,176,200	1,066,035
Alliance Global Group, Inc.	4,540,000	2,617,609
Ayala Corp.	192,195	2,995,992
Ayala Land, Inc.	3,951,800	3,120,909
Ayala Land, Inc., PFC Shares(2)	3,951,800	9,601
Bank of the Philippine Islands	1,032,451	2,578,423
BDO Unibank, Inc.(1)	1,274,481	2,841,637
DMCI Holdings, Inc.	1,733,600	2,402,830
Energy Development Corp.	6,100,000	965,763
Filinvest Land, Inc.	14,494,000	719,284
First Gen Corp.(1)	1,768,322	969,295
First Philippine Holdings Corp.	228,500	594,081
Globe Telecom, Inc.	18,040	626,921
Holcim Philippines, Inc.	1,492,000	505,619
International Container Terminal Services, Inc.	530,100	1,185,320
JG Summit Holding, Inc.	4,019,900	4,638,824
Jollibee Foods Corp.	573,300	1,790,865
Lopez Holdings Corp.	4,600,000	781,662
Manila Electric Co.	271,300	2,466,242
Manila Water Co.	254,600	247,231
Megaworld Corp.	12,596,000	1,271,828
Metropolitan Bank & Trust Co.	642,455	1,944,568
Philex Mining Corp.	5,579,225	2,239,050
Philex Petroleum Corp.(1)	283,500	185,398
Philippine Long Distance Telephone Co.	47,220	3,489,963
Robinsons Land Corp.	2,417,100	1,511,130
San Miguel Corp.	716,000	2,104,284
Semirara Mining Corp.	176,200	1,285,043
SM Investments Corp.	187,238	5,212,674
SM Prime Holdings, Inc.	5,515,999	2,684,153
Universal Robina Corp.	918,300	2,650,553
Vista Land & Lifescapes, Inc.	3,675,000	586,651

		$63,292,413

Poland — 3.1%
Agora SA	134,330	$264,497
AmRest Holdings SE(1)	7,766	199,655
Asseco Poland SA	354,926	4,817,279
Bank Handlowy w Warszawie SA	50,570	1,506,263
Bank Millennium SA(1)	687,285	1,050,321
Bank Pekao SA	169,838	8,147,977
Bioton SA(1)	42,530,200	538,382
Boryszew SA(1)	4,431,900	632,256

Security	Shares	Value
BRE Bank SA(1)	23,504	$2,573,853
Budimex SA	25,400	622,053
Cinema City International NV(1)	71,200	589,889
Cyfrowy Polsat SA(1)	1,125,528	5,949,313
Enea SA	202,800	834,736
Eurocash SA	447,500	8,069,198
Getin Holding SA	378,250	267,429
Getin Noble Bank SA(1)	1,520,086	756,570
Globe Trade Centre SA(1)	457,190	1,132,049
Grupa Azoty SA	40,250	776,278
Grupa Kety SA	9,600	428,138
Grupa Lotos SA(1)	124,953	1,505,127
ING Bank Slaski SA(1)	43,950	1,252,297
Jastrzebska Spolka Weglowa SA	51,700	1,376,107
Kernel Holding SA(1)	97,900	1,777,993
KGHM Polska Miedz SA	195,580	9,202,200
KOPEX SA(1)	125,900	443,289
LPP SA	1,711	3,465,075
Lubelski Wegiel Bogdanka SA	45,700	1,698,440
Netia SA(1)	1,165,154	1,550,036
NG2 SA	43,900	1,014,610
Orbis SA	30,000	330,785
Polimex-Mostostal SA(1)	9,735,442	862,826
Polish Oil & Gas(1)	2,349,400	3,972,227
Polska Grupa Energetyczna SA	2,273,100	11,813,236
Polski Koncern Naftowy Orlen SA(1)	435,500	6,762,079
Powszechna Kasa Oszczednosci Bank Polski SA	1,111,210	11,571,030
Powszechny Zaklad Ubezpieczen SA	85,800	11,834,425
Synthos SA	844,500	1,259,667
Tauron Polska Energia SA	3,689,394	4,923,059
Telekomunikacja Polska SA	2,343,250	5,227,502
TVN SA	957,538	2,638,169

		$123,636,315

Qatar — 1.6%
Aamal Co. QSC(1)	169,226	$656,571
Barwa Bank(1)(2)	82,170	145,093
Barwa Real Estate Co.	282,093	1,825,318
Commercial Bank of Qatar	111,767	1,996,030
Doha Bank, Ltd.	100,995	1,253,675
Gulf International Services QSC	310,225	3,480,613
Industries Qatar	292,319	13,830,479
Masraf Al Rayan	861,150	5,898,843
Qatar Electricity & Water Co.	70,280	2,759,981
Qatar Fuel	20,665	1,383,441
Qatar Gas Transport Co., Ltd. (NAKILAT)	806,240	3,478,026
Qatar Insurance Co.	47,100	711,853
Qatar International Islamic Bank	45,943	651,629
Qatar Islamic Bank	113,487	2,148,490
Qatar National Bank	291,574	10,809,565
Qatar National Cement Co.	11,550	316,802
Qatar National Navigation	114,321	1,956,992
Qatar Telecom QSC	205,996	6,509,389
United Development Co.	112,224	544,668
Vodafone Qatar(1)	1,007,110	2,578,069

		$62,935,527

Security	Shares	Value
Romania — 0.6%
Banca Transilvania(1)	12,639,151	$4,812,505
Biofarm Bucuresti	8,351,488	586,696
BRD-Group Societe Generale	3,791,160	8,973,679
OMV Petrom SA	54,160,300	7,641,442
Transelectrica SA	391,630	1,480,940
TRANSGAZ SA Medias	23,600	1,397,390

		$24,892,652

Russia — 6.4%
Aeroflot-Russian Airlines	352,600	$611,752
AK Transneft OAO, PFC Shares	100	202,134
CTC Media, Inc.	479,867	5,993,539
Evraz PLC	301,405	733,467
Federal Grid Co. Unified Energy System JSC(1)	600,011,482	2,337,645
Federal Hydrogenerating Co. JSC	167,842,712	2,999,685
Federal Hydrogenerating Co. JSC ADR	348,000	601,030
Globaltrans Investment PLC GDR(3)	122,200	1,736,075
IDGC Holding JSC(1)	38,530,800	1,667,536
LSR Group GDR(3)	186,400	813,468
LUKOIL OAO ADR	381,177	24,236,729
Magnit OJSC	36,200	7,765,251
Magnit OJSC GDR(1)(3)	199,200	10,179,183
Magnitogorsk Iron & Steel Works GDR(3)	105,708	319,427
Mail.ru Group, Ltd. GDR(3)	154,300	4,172,786
Mechel ADR	378,000	1,542,240
MegaFon OAO GDR(1)	88,200	2,727,026
MMC Norilsk Nickel	2,386	396,343
MMC Norilsk Nickel GDR(1)	492,924	7,608,618
Mobile TeleSystems OJSC	1,616,028	14,254,267
Mosenergo	8,811,603	347,204
NovaTek OAO GDR(3)	81,616	8,285,053
Novolipetsk Steel GDR(3)	57,736	965,646
OAO Gazprom	73,400	293,254
OAO Gazprom ADR	4,332,554	34,502,803
OAO Inter Rao Ues(1)	3,521,574,300	1,457,932
OAO TMK GDR(3)	64,757	823,300
PIK Group GDR(1)(3)	166,400	330,841
Polymetal International PLC	107,400	1,167,753
Rosneft Oil Co. GDR(3)	867,350	5,948,748
Rostelecom	1,864,900	6,994,214
Rostelecom ADR	30,400	685,520
Sberbank of Russia	7,838,188	25,011,799
Sberbank of Russia ADR	1,162,000	14,997,609
Severstal OAO GDR(3)	162,445	1,390,924
Sistema JSFC	3,124,700	2,665,144
Sistema JSFC GDR(3)	41,430	792,281
SOLLERS	24,262	504,640
Surgutneftegas OJSC ADR	720,903	6,150,452
Surgutneftegas OJSC, PFC Shares	5,596,000	3,955,952
Tatneft ADR	167,166	6,342,466
TGK-2(1)	13,779,634	716
Transneft, PFC Shares	1,147	2,318,477
United Co. RUSAL PLC(1)	744,000	366,275
Uralkali OJSC GDR(3)	182,525	6,619,293
VimpelCom, Ltd. ADR	528,684	5,789,090
VTB Bank OJSC GDR(3)	1,950,370	6,165,917

Security	Shares	Value
X5 Retail Group NV GDR(1)(3)	459,894	$8,069,775
Yandex NV, Class A(1)	385,400	9,920,196

		$253,761,475

Slovenia — 0.6%
Gorenje DD	301,465	$1,702,526
KRKA DD	113,005	7,408,496
Luka Koper(1)	118,550	1,244,698
Mercator Poslovni Sistem	16,215	2,424,904
Nova Kreditna Banka Maribor(1)	637,071	566,800
Petrol	8,994	2,688,853
Reinsurance Co. Sava, Ltd.(1)	142,685	1,422,017
Sava DD(1)	18,004	99,517
Telekom Slovenije DD	17,842	2,212,217
Zavarovalnica Triglav DD	123,739	3,251,034

		$23,021,062

South Africa — 6.4%
ABSA Group, Ltd.	219,150	$3,610,540
Adcock Ingram Holdings, Ltd.	138,900	945,492
AECI, Ltd.	73,130	818,478
African Bank Investments, Ltd.	677,714	2,153,839
African Rainbow Minerals, Ltd.	94,900	1,872,461
Allied Electronics Corp., Ltd., PFC Shares	186,200	396,132
Anglo Platinum, Ltd.(1)	45,280	1,725,737
AngloGold Ashanti, Ltd.	304,371	5,872,446
Aquarius Platinum, Ltd.(1)	173,100	114,740
Arcelormittal South Africa, Ltd.(1)	50,577	129,971
Aspen Pharmacare Holdings, Ltd.(1)	194,231	4,223,900
Aveng, Ltd.	787,290	2,588,597
AVI, Ltd.	206,400	1,241,709
Barloworld, Ltd.	547,220	5,736,300
Bidvest Group, Ltd.	562,096	14,630,268
Capital Property Fund	993,764	1,306,651
Capitec Bank Holdings, Ltd.	11,100	270,366
Clicks Group, Ltd.	147,300	939,566
DataTec, Ltd.	140,700	792,541
Discovery Holdings, Ltd.	294,845	2,688,686
FirstRand, Ltd.	1,722,850	5,993,971
Foschini, Ltd.	156,100	2,003,136
Gold Fields, Ltd.	586,577	4,397,890
Grindrod, Ltd.	340,300	713,118
Group Five, Ltd.	81,460	308,668
Growthpoint Properties, Ltd.	883,500	2,904,198
Harmony Gold Mining Co., Ltd.	321,910	1,627,400
Hyprop Investments, Ltd.	92,800	819,756
Illovo Sugar, Ltd.	174,700	674,760
Impala Platinum Holdings, Ltd.	431,498	5,913,438
Imperial Holdings, Ltd.	149,080	3,304,931
Investec, Ltd.	206,500	1,483,836
JD Group, Ltd.	103,590	382,087
JSE, Ltd.	105,800	904,883
Kumba Iron Ore, Ltd.	54,160	2,871,024
Kumba Resources, Ltd.	118,010	1,858,626
Lewis Group, Ltd.	32,500	213,710
Liberty Holdings, Ltd.	126,000	1,679,520
Life Healthcare Group Holdings, Ltd.	659,300	2,786,860
Massmart Holdings, Ltd.	65,350	1,354,959

Security	Shares	Value
Mediclinic International, Ltd.	237,520	$1,722,736
MMI Holdings, Ltd.	763,096	1,948,998
Mondi, Ltd.	91,130	1,225,892
Mr. Price Group, Ltd.	146,900	2,113,596
MTN Group, Ltd.	2,395,440	43,228,070
Murray & Roberts Holdings, Ltd.(1)	784,250	1,921,900
Nampak, Ltd.	465,438	1,711,342
Naspers, Ltd., Class N	254,642	17,064,226
Nedbank Group, Ltd.	148,030	3,147,607
Netcare, Ltd.	777,350	1,766,582
Northam Platinum, Ltd.(1)	207,738	772,268
Pick’n Pay Stores, Ltd.	223,470	1,059,288
PPC, Ltd.	406,727	1,488,613
Redefine Properties, Ltd.	1,938,600	2,334,844
Remgro, Ltd.	307,500	6,203,045
Reunert, Ltd.	336,160	2,925,975
RMB Holdings, Ltd.	568,400	2,525,697
RMI Holdings	562,900	1,473,895
Sanlam, Ltd.	1,192,990	6,121,011
Sappi, Ltd.(1)	415,236	1,248,090
Sasol, Ltd.	387,750	16,795,976
Shoprite Holdings, Ltd.	231,200	4,390,421
Sibanye Gold, Ltd.(1)	800,277	758,049
Spar Group, Ltd.	99,800	1,317,881
Standard Bank Group, Ltd.	812,921	10,165,155
Steinhoff International Holdings, Ltd.(1)	1,066,540	2,848,675
Sun International, Ltd.	30,482	370,562
Telkom South Africa, Ltd.(1)	253,050	361,316
Tiger Brands, Ltd.	128,800	4,011,695
Tongaat-Hulett	70,800	1,028,803
Truworths International, Ltd.	300,800	2,994,542
Vodacom Group (Pty), Ltd.	613,500	7,195,476
Wilson Bayly Holmes-Ovcon, Ltd.	81,200	1,399,077
Woolworths Holdings, Ltd.	413,809	3,229,203

		$253,125,697

South Korea — 6.4%
AMOREPACIFIC Corp.	1,388	$1,134,678
Asiana Airlines, Inc.(1)	92,200	438,459
BS Financial Group, Inc.	116,970	1,542,360
Celltrion, Inc.	24,848	713,545
Cheil Industries, Inc.	29,300	2,527,862
Cheil Worldwide, Inc.(1)	51,100	1,263,308
CJ CheilJedang Corp.	4,296	1,272,034
CJ Corp.	6,100	801,559
CJ O Shopping Co., Ltd.	3,130	931,234
Daelim Industrial Co., Ltd.	8,650	605,841
Daewoo Engineering & Construction Co., Ltd.(1)	65,741	451,895
Daewoo Industrial Development Co., Ltd.(1)(2)	3,657	27,278
Daewoo International Corp.	11,575	406,552
Daewoo Securities Co., Ltd.	125,693	1,248,333
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	45,080	1,085,210
Daum Communications Corp.	5,600	457,787
DGB Financial Group Co., Ltd.	65,650	919,095
Dong-A Pharmaceutical Co., Ltd.	2,407	273,354
Dong-A ST Co., Ltd.(1)	4,078	551,732
Dongbu Insurance Co., Ltd.	36,640	1,480,310

Security	Shares	Value
Dongkuk Steel Mill Co., Ltd.	27,430	$287,041
Doosan Corp.	3,160	353,572
Doosan Heavy Industries & Construction Co., Ltd.	23,400	871,816
Doosan Infracore Co., Ltd.(1)	34,600	410,951
E-Mart Co., Ltd.	7,728	1,509,652
GS Engineering & Construction Corp.	15,070	414,849
GS Holdings Corp.	38,400	1,903,010
Hana Financial Group, Inc.	151,951	4,866,424
Hanjin Shipping Co., Ltd.(1)	60,891	457,035
Hankook Tire Co., Ltd.	35,123	1,530,295
Hanmi Pharmaceutical Co., Ltd.(1)	6,697	989,404
Hansol Paper Co., Ltd.	60,500	807,336
Hanwha Chemical Corp.	81,490	1,212,461
Hanwha Corp.	34,490	977,664
Hite-Jinro Co., Ltd.	20,121	589,289
Honam Petrochemical Corp.	13,270	1,964,046
Hynix Semiconductor, Inc.(1)	162,890	4,436,527
Hyosung Corp.	21,380	1,077,477
Hyundai Department Store Co., Ltd.	7,615	1,107,520
Hyundai Development Co.	29,900	614,921
Hyundai Engineering & Construction Co., Ltd.	22,070	1,160,519
Hyundai Glovis Co., Ltd.	14,270	2,402,129
Hyundai Heavy Industries Co., Ltd.	13,270	2,427,860
Hyundai Hysco Co., Ltd.	35,400	992,249
Hyundai Marine & Fire Insurance Co., Ltd.	38,700	1,090,293
Hyundai Merchant Marine Co., Ltd.(1)	48,500	451,835
Hyundai Mipo Dockyard Co., Ltd.	3,775	371,093
Hyundai Mobis	20,800	4,729,276
Hyundai Motor Co.	53,100	9,642,059
Hyundai Securities Co., Ltd.	43,870	305,405
Hyundai Steel Co.	35,630	2,475,431
Hyundai Wia Corp.	8,900	1,150,111
Industrial Bank of Korea	96,580	1,106,917
Kangwon Land, Inc.	50,840	1,438,857
KB Financial Group, Inc.	215,911	7,060,801
KCC Corp.	2,345	697,163
Kia Motors Corp.	86,120	4,295,759
Korea Electric Power Corp.(1)	214,620	6,187,971
Korea Express Co., Ltd.(1)	4,349	419,181
Korea Gas Corp.	25,180	1,616,792
Korea Investment Holdings Co., Ltd.	21,590	909,936
Korea Zinc Co., Ltd.	8,840	2,551,316
Korean Air Lines Co., Ltd.(1)	23,502	754,196
Korean Reinsurance Co.	77,034	756,063
KT Corp.	69,653	2,278,969
KT Corp. ADR	16,800	273,168
KT&G Corp.	42,315	3,048,757
Kumho Petro Chemical Co., Ltd.	10,100	876,845
LG Chem, Ltd.	26,918	6,370,330
LG Corp.	37,410	2,231,587
LG Display Co., Ltd.(1)	71,100	1,945,543
LG Electronics, Inc.	33,720	2,702,756
LG Hausys, Ltd.	2,858	255,971
LG Household & Health Care, Ltd.	3,550	1,996,240
LG International Corp.	9,400	303,506
LG Life Sciences, Ltd.(1)	11,000	548,976
LG Uplus Corp.(1)	154,920	1,464,040

Security	Shares	Value
LIG Insurance Co., Ltd.	21,900	$450,568
Lotte Shopping Co., Ltd.	5,065	1,891,508
LS Corp.	7,030	517,699
LS Industrial Systems Co., Ltd.	9,200	520,153
Macquarie Korea Infrastructure Fund	110,815	702,413
Mirae Asset Securities Co., Ltd.	15,680	656,366
NCsoft Corp.	5,150	777,352
NHN Corp.	13,375	3,607,058
Nong Shim Co., Ltd.	2,500	761,910
OCI Co., Ltd.	12,770	1,644,418
ORION Corp.	1,400	1,480,885
POSCO	49,027	14,091,686
S-Oil Corp.	29,385	2,368,934
S1 Corp.	9,450	533,978
Samsung C&T Corp.	41,320	2,217,979
Samsung Card Co., Ltd.	20,460	785,537
Samsung Electro-Mechanics Co., Ltd.	17,390	1,558,275
Samsung Electronics Co., Ltd.	34,000	47,022,653
Samsung Electronics Co., Ltd., PFC Shares	1,928	1,527,797
Samsung Engineering Co., Ltd.	12,600	1,014,437
Samsung Fine Chemicals Co., Ltd.	18,150	881,198
Samsung Fire & Marine Insurance Co., Ltd.	22,485	4,627,245
Samsung Heavy Industries Co., Ltd.	53,550	1,708,481
Samsung Life Insurance Co., Ltd.	59,400	5,854,992
Samsung SDI Co., Ltd.	10,750	1,253,325
Samsung Securities Co., Ltd.	34,040	1,568,022
Samsung Techwin Co., Ltd.	14,795	920,229
Shinhan Financial Group Co., Ltd.	260,203	9,012,676
Shinsegae Co., Ltd.	5,075	1,091,178
SK Broadband Co., Ltd.(1)	83,346	396,067
SK C&C Co., Ltd.	7,100	596,196
SK Chemicals Co., Ltd.	15,660	665,539
SK Holdings Co., Ltd.	10,315	1,488,764
SK Innovation Co., Ltd.	35,079	4,796,511
SK Networks Co., Ltd.	64,010	424,589
SK Telecom Co., Ltd.	25,268	4,447,793
SK Telecom Co., Ltd. ADR	9,450	184,181
STX Pan Ocean Co., Ltd.(1)	54,780	168,351
TONGYANG Securities, Inc.	78,565	282,009
Woongjin Coway Co., Ltd.	22,950	1,163,074
Woori Finance Holdings Co., Ltd.	216,660	2,346,010
Woori Investment & Securities Co., Ltd.	78,408	807,208
Yuhan Corp.	4,368	832,460
Zyle Motor Sales Corp.(1)(2)	5,113	27,278

		$253,478,598

Taiwan — 6.5%
Acer, Inc.(1)	1,396,990	$1,129,078
Advanced Semiconductor Engineering, Inc.	2,556,135	2,229,478
Ambassador Hotel	298,000	290,091
AmTRAN Technology Co., Ltd.	650,067	532,855
Asia Cement Corp.	1,660,874	2,108,852
Asia Optical Co., Inc.(1)	658,907	625,299
Asustek Computer, Inc.	288,325	3,358,223
AU Optronics Corp.(1)	3,617,837	1,705,211
Capital Securities Corp.	711,928	252,360
Catcher Technology Co., Ltd.	291,647	1,480,549

Security	Shares	Value
Cathay Financial Holding Co., Ltd.	4,308,840	$5,805,824
Chailease Holding Co., Ltd.	447,000	1,346,684
Chang Hwa Commercial Bank	2,473,431	1,414,636
Cheng Shin Rubber Industry Co., Ltd.	1,404,063	4,762,215
Chicony Electronics Co., Ltd.	330,939	973,616
Chimei Innolux Corp.(1)	3,540,281	2,216,757
China Airlines, Ltd.(1)	2,591,887	988,865
China Development Financial Holding Corp.(1)	7,962,050	2,205,810
China Life Insurance Co., Ltd.(1)	1,499,723	1,525,378
China Motor Corp.	881,315	859,284
China Petrochemical Development Corp.	2,917,659	1,580,370
China Steel Corp.	7,879,901	6,952,122
Chinatrust Financial Holding Co., Ltd.	6,519,999	3,959,660
Chipbond Technology Corp.	367,000	935,581
Chong Hong Construction Co., Ltd.	167,800	580,605
Chunghwa Telecom Co., Ltd.	2,517,746	8,036,886
Chunghwa Telecom Co., Ltd. ADR	57,616	1,857,540
Clevo Co.	184,155	353,250
Compal Electronics, Inc.	1,970,345	1,276,323
Coretronic Corp.	649,505	516,824
Delta Electronics, Inc.	725,105	3,478,919
Dynapack International Technology Corp.	111,374	387,395
E Ink Holdings, Inc.	896,000	666,766
E.Sun Financial Holding Co., Ltd.	2,491,701	1,505,794
Elan Microelectronics Corp.	345,300	919,519
Epistar Corp.	526,472	929,611
EVA Airways Corp.(1)	1,442,118	804,740
Evergreen International Storage & Transport Corp.	868,000	567,195
Evergreen Marine Corp.(1)	1,108,252	648,544
Everlight Electronics Co., Ltd.	281,291	454,211
Far Eastern Department Stores, Ltd.	1,736,925	1,537,608
Far Eastern New Century Corp.	1,563,241	1,684,693
Far EasTone Telecommunications Co., Ltd.	1,464,074	3,566,926
Faraday Technology Corp.	406,880	452,957
Feng Hsin Iron & Steel Co., Ltd.	183,260	329,029
First Financial Holding Co., Ltd.	3,306,341	2,036,650
Formosa Chemicals & Fibre Corp.	2,313,980	5,424,816
Formosa International Hotels Corp.	120,330	1,314,926
Formosa Petrochemical Corp.	1,005,320	2,737,911
Formosa Plastics Corp.	3,080,670	7,483,902
Formosa Taffeta Co., Ltd.	842,000	801,265
Formosan Rubber Group, Inc.	433,000	348,635
Foxconn International Holdings, Ltd.(1)	1,391,000	537,854
Foxconn Technology Co., Ltd.	501,961	1,322,990
Fubon Financial Holding Co., Ltd.	3,217,596	4,603,522
Giant Manufacturing Co., Ltd.	254,208	1,526,194
Gintech Energy Corp.(1)	429,649	420,696
Goldsun Development & Construction Co., Ltd.	1,672,928	667,052
Great Wall Enterprise Co., Ltd.	716,068	601,201
Highwealth Construction Corp.	305,164	681,600
Hon Hai Precision Industry Co., Ltd.	3,744,810	9,679,496
Hotai Motor Co., Ltd.	244,000	2,181,109
HTC Corp.	315,798	3,227,976
Hua Nan Financial Holdings Co., Ltd.	3,135,168	1,824,453
Inventec Co., Ltd.	635,966	254,353
Kinsus Interconnect Technology Corp.	182,000	635,639
Largan Precision Co., Ltd.	43,795	1,198,616

Security	Shares	Value
Lite-On Technology Corp.	1,014,034	$1,826,066
Macronix International Co., Ltd.	1,202,873	328,610
MediaTek, Inc.	470,462	5,741,307
Mega Financial Holding Co., Ltd.	4,706,352	3,633,104
Merida Industry Co., Ltd.	370,150	2,260,360
Motech Industries, Inc.(1)	629,451	659,521
Nan Kang Rubber Tire Co., Ltd.	1,153,253	1,363,090
Nan Ya Plastics Corp.	3,760,608	7,503,477
Neo Solar Power Corp.(1)	588,631	407,428
Novatek Microelectronics Corp., Ltd.	295,942	1,446,887
Pegatron Corp.(1)	718,028	1,177,169
Phison Electronics Corp.	112,363	887,484
Pou Chen Corp.	2,794,819	3,298,983
Powertech Technology, Inc.	547,865	981,599
President Chain Store Corp.	619,664	3,824,751
Quanta Computer, Inc.	1,254,508	2,596,739
Radiant Opto-Electronics Corp.	273,072	1,111,542
Radium Life Tech Co., Ltd.	373,956	311,724
Realtek Semiconductor Corp.	301,983	871,585
RichTek Technology Corp.	101,478	559,686
Ruentex Development Co., Ltd.	588,350	1,153,559
Ruentex Industries, Ltd.	1,126,005	2,697,653
Sanyang Industrial Co., Ltd.(1)	1,819,866	1,794,402
Shin Kong Financial Holding Co., Ltd.(1)	4,423,368	1,399,890
Shin Kong Synthetic Fibers Corp.	1,321,483	415,192
Siliconware Precision Industries Co., Ltd.	1,135,243	1,361,749
Simplo Technology Co., Ltd.	205,889	876,461
Sino-American Silicon Products, Inc.	576,233	797,146
SinoPac Financial Holdings Co., Ltd.	4,091,978	2,050,607
Solar Applied Materials Technology Corp.	336,245	377,144
Synnex Technology International Corp.	730,818	1,237,506
Tainan Spinning Co., Ltd.	891,959	438,753
Taishin Financial Holdings Co., Ltd.	4,306,735	1,871,282
Taiwan Business Bank(1)	1,862,658	573,436
Taiwan Cement Corp.	2,568,850	3,414,725
Taiwan Cooperative Financial Holding Co., Ltd.	2,608,237	1,499,675
Taiwan Fertilizer Co., Ltd.	816,000	1,954,299
Taiwan Glass Industry Corp.	542,564	552,699
Taiwan Mobile Co., Ltd.	1,458,784	5,316,185
Taiwan Semiconductor Manufacturing Co., Ltd.	6,940,465	25,759,058
Taiwan Tea Corp.	395,711	241,783
Tatung Co., Ltd.(1)	2,377,785	600,632
Teco Electric & Machinery Co., Ltd.	482,000	453,623
Tong Yang Industry Co., Ltd.	597,667	625,423
TPK Holding Co., Ltd.	118,148	2,403,713
Tripod Technology Corp.	396,535	902,022
TSRC Corp.	660,060	1,304,853
TTY Biopharm Co., Ltd.	459,852	1,526,133
Tung Ho Steel Enterprise Corp.	532,060	519,391
U-Ming Marine Transport Corp.	186,000	290,110
Uni-President Enterprises Corp.	3,822,880	7,532,977
Unimicron Technology Corp.	948,000	1,000,616
United Microelectronics Corp.	5,337,090	2,045,217
Walsin Lihwa Corp.(1)	1,921,000	596,522
Wan Hai Lines, Ltd.(1)	518,962	290,517
Waterland Financial Holdings	1,030,470	363,366
Wei Chuan Food Corp.	623,000	972,414

Security	Shares	Value
Wintek Corp.(1)	1,356,877	$697,235
Wistron Corp.	1,071,526	1,089,009
WPG Holdings Co., Ltd.	745,489	898,300
Yageo Corp.(1)	788,000	249,323
Yang Ming Marine Transport(1)	1,181,755	531,362
Yieh Phui Enterprise	1,089,553	303,103
Young Fast Optoelectronics Co., Ltd.	147,302	265,376
Yuanta Financial Holding Co., Ltd.	5,130,938	2,612,308
Yuen Foong Yu Paper Manufacturing Co., Ltd.	899,120	440,862
Yulon Motor Co., Ltd.	1,342,809	2,305,377

		$256,699,089

Thailand — 3.3%
Advanced Info Service PCL(5)	1,386,500	$12,778,503
Airports of Thailand PCL(5)	667,400	3,286,668
Asian Property Development PCL(5)	2,877,000	923,220
Bangkok Bank PCL	252,500	1,948,477
Bangkok Bank PCL(5)	162,700	1,260,972
Bangkok Dusit Medical Services PCL(5)	559,400	3,222,246
Bank of Ayudhya PCL(5)	2,289,700	2,558,720
Banpu PCL(5)	113,400	1,320,109
BEC World PCL(5)	1,249,200	2,854,361
Berli Jucker PCL(5)	617,000	1,553,651
Big C Supercenter PCL(5)	268,600	2,116,749
Bumrungrad Hospital PCL(5)	899,500	2,523,851
Central Pattana PCL(5)	689,100	2,346,699
CH. Karnchang PCL(5)	892,200	837,501
Charoen Pokphand Foods PCL(5)	2,700,800	2,923,843
CP ALL PCL(5)	3,604,200	5,407,634
Delta Electronics (Thailand) PCL(5)	1,087,100	1,410,165
Electricity Generating PCL(5)	316,200	1,655,541
Glow Energy PCL(5)	877,300	2,303,962
Hana Microelectronics PCL(5)	1,397,700	1,180,357
Indorama Ventures PCL(5)	1,761,100	1,414,011
IRPC PCL(5)	9,400,700	1,315,649
Italian-Thai Development PCL(1)(5)	8,325,200	2,388,209
Kasikornbank PCL(5)	918,400	6,769,494
Khon Kaen Sugar Industry PCL	1,832,000	780,623
Krung Thai Bank PCL(5)	3,293,500	2,787,966
L.P.N. Development PCL(5)	1,255,000	1,024,161
Land & Houses PCL(5)	2,593,500	1,159,361
Minor International PCL(5)	2,557,797	2,147,036
Pruksa Real Estate PCL(5)	1,150,000	1,150,091
PTT Exploration & Production PCL(5)	1,134,798	5,969,436
PTT Global Chemical PCL(5)	1,233,150	3,078,934
PTT PCL(5)	675,060	7,515,709
Quality House PCL(5)	6,086,925	876,257
Ratchaburi Electricity Generating Holding PCL(5)	676,000	1,366,024
Samart Corp. PCL(5)	1,341,500	1,282,538
Siam Cement PCL(5)	235,100	3,965,925
Siam City Cement PCL(5)	47,690	793,620
Siam Commercial Bank PCL(5)	1,165,300	7,397,789
Siam Makro PCL(5)	35,000	901,142
Sino Thai Engineering & Construction PCL(5)	2,449,157	2,339,777
Thai Airways International PCL(5)	1,332,800	1,342,075
Thai Beverage PCL	7,386,000	3,628,465
Thai Oil PCL(5)	712,500	1,606,172

Security	Shares	Value
Thai Tap Water Supply Co., Ltd.(5)	3,598,200	$1,287,294
Thai Union Frozen Products PCL(5)	772,002	1,486,663
Thanachart Capital PCL(5)	779,400	1,270,931
Thoresen Thai Agencies PCL(1)(5)	1,153,824	704,596
TMB Bank PCL(5)	22,274,000	2,084,445
Total Access Communication PCL(5)	1,130,500	4,447,783
TPI Polene PCL(5)	1,115,200	571,152
True Corp. PCL(1)(5)	8,208,197	2,367,516

		$131,634,073

Turkey — 3.3%
Adana Cimento Sanayii TAS	93,019	$233,708
Akbank TAS	1,827,733	9,623,870
Akcansa Cimento AS	56,400	339,849
Akenerji Elektrik Uretim AS(1)	598,472	558,359
Aksa Akrilik Kimya Sanayii AS	185,209	546,143
Albaraka Turk Katilim Bankasi AS(1)	522,467	566,404
Anadolu Efes Biracilik ve Malt Sanayii AS	212,239	3,527,891
Arcelik AS	339,754	2,646,946
Asya Katilim Bankasi AS(1)	944,900	1,145,752
Aygaz AS	121,813	663,053
Bagfas Bandirma Gubre Fabrikalari AS	16,700	501,060
BIM Birlesik Magazalar AS	105,560	5,422,964
Cimsa Cimento Sanayi ve Ticaret AS	66,200	393,596
Coca-Cola Icecek AS	84,200	2,351,443
Dogan Sirketler Grubu Holding AS(1)	2,831,509	1,914,696
Dogan Yayin Holding AS(1)	1,086,804	533,790
Eczacibasi Ilac Sanayi ve Ticaret AS	356,500	509,777
Enka Insaat ve Sanayi AS	1,455,436	4,504,608
Eregli Demir ve Celik Fabrikalari TAS	3,544,451	4,065,495
Ford Otomotiv Sanayi AS	94,600	1,315,446
Gubre Fabrikalari TAS(1)	59,900	528,372
Haci Omer Sabanci Holding AS	854,018	5,323,151
Hurriyet Gazetecilik ve Matbaacilik AS(1)	783,538	411,616
Ihlas Holding AS(1)	1,865,600	854,731
Is Gayrimenkul Yatirim Ortakligi AS	527,286	462,682
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	1,559,560	1,764,768
KOC Holding AS	1,602,860	9,719,216
Koza Altin Isletmeleri AS	108,800	2,182,309
Koza Anadolu Metal Madencilik Isletmeleri AS(1)	430,600	1,072,823
Petkim Petrokimya Holding AS(1)	822,861	1,434,611
Petrol Ofisi AS(1)	93,978	285,695
Sekerbank TAS(1)	747,999	860,832
TAV Havalimanlari Holding AS(1)	279,400	1,973,430
Tekfen Holding AS	355,317	1,381,010
Tofas Turk Otomobil Fabrikasi AS	194,200	1,356,089
Trakya Cam Sanayii AS(1)	512,314	866,650
Tupras-Turkiye Petrol Rafinerileri AS	234,870	6,563,940
Turcas Petrolculuk AS	144,459	280,114
Turk Hava Yollari Anonim Ortakligi (THY) AS(1)	1,059,122	4,412,838
Turk Sise ve Cam Fabrikalari AS	681,607	1,157,784
Turk Telekomunikasyon AS	926,800	4,396,473
Turkcell Iletisim Hizmetleri AS(1)	1,337,300	8,326,774
Turkiye Garanti Bankasi AS	2,140,300	11,842,101
Turkiye Halk Bankasi AS	576,300	6,292,760
Turkiye Is Bankasi	1,332,807	5,155,283
Turkiye Sinai Kalkinma Bankasi AS	403,331	581,305

Security	Shares	Value
Turkiye Vakiflar Bankasi TAO	982,900	$3,517,159
Ulker Gida Sanayi ve Ticaret AS	226,859	1,941,951
Yapi ve Kredi Bankasi AS	734,885	2,283,846
Yazicilar Holding AS	49,200	587,935
Zorlu Enerji Elektrik Uretim AS(1)	299,054	258,890

		$129,441,988

Ukraine — 0.2%
Astarta Holding NV(1)	43,910	$702,960
Avangardco Investments Public, Ltd. GDR(1)	53,218	451,532
Ferrexpo PLC	1,008,205	2,812,523
MHP SA GDR(1)(3)	91,701	1,696,525

		$5,663,540

United Arab Emirates — 1.8%
Aabar Investments (PJSC)(1)(2)	2,497,440	$0
Abu Dhabi Commercial Bank (PJSC)	3,392,100	4,253,273
Abu Dhabi National Hotels	718,461	372,959
Agthia Group (PJSC)	1,252,100	971,960
Air Arabia (PJSC)	13,898,400	3,707,725
Ajman Bank (PJSC)(1)	2,266,800	993,584
Aldar Properties (PJSC)	5,159,444	2,033,997
Amlak Finance (PJSC)(1)(2)	227,500	0
Arabtec Holding Co.	9,684,018	5,589,176
Aramex (PJSC)	982,500	618,116
Dana Gas(1)	17,357,790	2,364,615
DP World, Ltd.	661,916	10,163,001
Dubai Financial Market(1)	7,800,600	2,660,000
Dubai Investments (PJSC)	1,391,777	474,062
Dubai Islamic Bank (PJSC)	2,229,697	1,748,251
Emaar Properties (PJSC)	8,656,100	13,247,476
Emirates NBD (PJSC)	606,700	833,844
First Gulf Bank (PJSC)	1,496,340	6,074,959
Islamic Arabic Insurance Co.(1)	946,000	161,927
National Bank of Abu Dhabi (PJSC)	2,842,063	9,363,562
Ras Al Khaimah Cement Co.	2,154,600	434,527
Ras Al Khaimah Co.	490,450	187,607
Ras Al Khaimah Properties (PJSC)	2,244,000	286,257
Sorouh Real Estate Co.	848,925	427,107
Union National Bank	2,157,838	2,581,657
Waha Capital (PJSC)	2,364,751	483,269

		$70,032,911

Vietnam — 0.7%
Bank for Foreign Trade of Vietnam JSC	1,101,940	$1,439,648
Baoviet Holdings	676,500	1,515,037
Development Investment Construction Corp.	220,934	119,693
FPT Corp.	676,666	1,204,130
Gemadept Corp.	312,000	443,377
Hagl JSC(1)	904,532	975,246
HCM City Infrastructure Investment JSC	547,500	516,601
Hoa Phat Group JSC	1,239,332	1,631,302
Kim Long Securities Corp.(1)	1,377,700	532,471
Kinh Bac City Development Share Holding Corp.(1)	328,860	103,922
Kinhdo Corp.	606,900	1,368,096
Masan Group Corp.(1)	315,390	1,639,525
PetroVietnam Construction JSC(1)	919,725	202,144
PetroVietnam Drilling and Well Services JSC	587,083	1,115,743

Security	Shares		Value
PetroVietnam Fertilizer and Chemical JSC		880,500	$1,774,304
PetroVietnam Technical Services JSC		1,713,000	1,083,758
Pha Lai Thermal Power JSC(1)		483,390	475,778
Phu Nhuan Jewelry JSC		181,200	229,822
Refrigeration Electrical Engineering Corp.		1,182,100	1,096,734
Saigon Securities, Inc.		882,600	722,141
Song Da Urban & Industrial Zone Investment and Development JSC(1)		153,250	112,106
Tan Tao Investment Industry Co.(1)		1,413,490	418,939
Vietnam Construction and Import-Export JSC(1)		621,655	287,047
Vietnam Dairy Products JSC		519,727	3,084,920
Vietnam Joint Stock Commercial Bank for Industry and Trade(1)		2,478,310	2,178,921
Vincom JSC(1)		1,176,119	3,481,933

			$27,753,338

Total Common Stocks (identified cost $3,467,314,088)			$3,861,339,844

Convertible Bonds — 0.0%(4)

Security	Principal Amount (000’s omitted)		Value
Oman — 0.0%(4)
Bank Muscat SAOG, 4.50%, 3/20/16	OMR	602	$1,695
Bank Sohar SAOG, 4.50%, 4/29/18	OMR	339	928

Total Convertible Bonds (identified cost $0)			$2,623

Corporate Bonds — 0.0%(4)

Security	Principal Amount (000’s omitted)		Value
India — 0.0%(4)
Dr. Reddy’s Laboratories, Ltd., 9.25%, 3/24/14	INR	1,240	$23,239

Total Corporate Bonds (identified cost $27,437)			$23,239

Equity-Linked Securities(6) — 0.8%

Security	Maturity Date	Shares	Value
Saudi Arabia — 0.8%
Abdullah Al Othaim Markets(7)	6/3/13	18,000	$461,375
Al Abdullatif Industrial Investment Co.(7)	5/4/15	64,200	603,432
Al Rajhi Bank(7)	2/16/15	169,493	2,977,187
Al Tayyar(7)	7/2/15	47,400	919,484
Alinma Bank(7)	2/23/15	156,100	552,555
Almarai Co.(7)	11/24/14	79,999	1,389,203
Arab National Bank(7)	5/11/15	59,500	440,264
Bank Albilad(7)	4/30/15	50,666	316,467
Banque Saudi Fransi(7)	2/23/15	75,630	601,966
Dar Al Arkan Real Estate Development(7)	8/10/15	185,500	417,969
Etihad Etissalat Co(7)	12/5/14	133,938	2,861,579

Security	Maturity Date	Shares	Value
Fawaz Abdulaziz Alhokair Co.(7)	2/23/15	20,000	$700,611
Jarir Marketing Co.(7)	5/4/15	16,950	785,288
Mobile Telecommunications Co.(7)	5/4/15	227,977	530,377
National Industrialization Co.(7)	5/4/15	211,503	1,474,758
Rabigh Refining and Petrochemicals Co.(7)	10/13/14	92,400	394,825
Riyad Bank(7)	12/15/14	126,700	786,300
Sahara Petrochemical Co.(7)	9/21/15	122,800	468,236
Samba Financial Group(7)	2/10/15	82,008	992,764
Saudi Arabian Amiantit Co.(7)	5/11/15	106,500	397,565
Saudi Arabian Fertilizer Co.(7)	5/11/15	24,533	981,242
Saudi Arabian Mining Co.(7)	5/11/15	54,900	459,661
Saudi Basic Industries Corp(7)	2/23/15	120,796	2,923,034
Saudi British Bank(7)	10/4/13	62,300	591,370
Saudi Cable Co.(7)	8/10/15	59,400	217,784
Saudi Cement Co.(7)	8/10/15	25,900	681,960
Saudi Chemical Co.(7)	5/1/15	25,900	303,869
Saudi Electricity Co.(7)	3/27/15	268,400	926,812
Saudi Industrial Investment Group(7)	3/27/15	95,000	576,289
Saudi International Petrochemical Co.(7)	3/27/15	90,700	470,397
Saudi Kayan Petrochemical Co.(7)	3/27/15	175,200	527,895
Saudi Telecom Co.(7)	5/11/15	115,700	1,200,098
Savola Group(7)	2/2/15	115,300	1,469,568
Yanbu National Petrochemical Co.(7)	3/9/15	51,400	698,983

Total Equity-Linked Securities (identified cost $29,783,602)			$30,101,167

Investment Funds — 0.1%

Security	Shares	Value
Vietnam Enterprise Investments, Ltd.(1)	1,239,727	$2,727,399

Total Investment Funds (identified cost $5,027,204)		$2,727,399

Rights(1) — 0.0%(4)

Security	Shares	Value
Cia Brasileira de Distribuicao Grupo Pao de Acucar, Exp. 5/21/13	52	$155
Corporate Commercial Bank AD, Exp. 5/22/13	10,400	0
Hagl JSC, Exp. 5/22/13	904,532	108,907
Polimex-Mostostal SA	3,081,072	0

Total Rights (identified cost $0)		$109,062

Warrants(1) — 0.0%(4)

Security	Shares	Value
Thoresen Thai Agencies PCL, Exp. 9/12/15, Strike THB 17.00	164,832	$37,627
WCT Bhd, Exp. 12/11/17, Strike MYR 2.25	135,200	15,331

Total Warrants (identified cost $14,973)		$52,958

Short-Term Investments — 1.0%

Description	Principal Amount (000’s omitted)	Value
State Street Bank and Trust Euro Time Deposit, 0.01%, 5/1/13	$38,232	$38,231,973

Total Short-Term Investments (identified cost $38,231,973)		$38,231,973

Total Investments — 99.5% (identified cost $3,540,399,277)		$3,932,588,265

Other Assets, Less Liabilities — 0.5%		$21,461,237

Net Assets — 100.0%		$3,954,049,502

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

BDR	-	Brazilian Depositary Receipt

GDR	-	Global Depositary Receipt

PCL	-	Public Company Ltd.

PFC Shares	-	Preference Shares

INR	-	Indian Rupee

MYR	-	Malaysian Ringgit

OMR	-	Omani Rial

THB	-	Thai Baht

(1)	Non-income producing security.

(2)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(3)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2013, the aggregate value of these securities is $80,562,541 or 2.0% of the Fund’s net assets.

(4)	Amount is less than 0.05%.

(5)	Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.

(6)	Security whose performance, including redemption at maturity, is linked to the price of the underlying equity security. The investment is subject to credit risk of the issuing financial institution (HSBC Bank plc) in addition to the market risk of the underlying security.

(7)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At April 30, 2013, the aggregate value of these securities is $30,101,167 or 0.8% of the Fund’s net assets.

Currency Concentration of Portfolio

Currency	Percentage of Net Assets	Value
United States Dollar	13.1%	$517,834,326
Hong Kong Dollar	8.3	326,731,055
New Taiwan Dollar	6.4	254,303,695
Indian Rupee	6.4	253,182,839
South Korean Won	6.4	253,021,249
South African Rand	6.4	253,010,957
Brazilian Real	5.8	230,376,434
Mexican Peso	5.4	212,747,456
New Turkish Lira	3.3	129,441,988
Thai Baht	3.2	126,483,659
Malaysian Ringgit	3.2	125,026,538
Polish Zloty	3.2	124,339,275
Indonesian Rupiah	3.1	123,584,837
Chilean Peso	3.0	118,211,011
Hungarian Forint	1.6	64,970,428
Kuwaiti Dinar	1.6	63,866,781
Philippine Peso	1.6	63,292,413
Qatari Riyal	1.6	62,935,527
Czech Koruna	1.6	62,853,880
United Arab Emirates Dirham	1.5	59,869,910
Egyptian Pound	1.5	57,741,643
Colombian Peso	1.3	52,770,554
Other currency, less than 1% each	10.0	395,991,810

Total Investments	99.5%	$3,932,588,265

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	26.9%	$1,064,314,512
Materials	10.6	417,656,945
Telecommunication Services	10.2	401,730,581
Energy	9.9	391,579,288
Industrials	9.9	391,520,367
Consumer Staples	9.2	364,750,606
Information Technology	7.3	289,840,088
Consumer Discretionary	7.2	286,152,177
Utilities	5.0	196,991,350
Health Care	2.2	87,067,117
Other	1.0	38,257,835
Investment Funds	0.1	2,727,399

Total Investments	99.5%	$3,932,588,265

The Fund did not have any open financial instruments at April 30, 2013.

The cost and unrealized appreciation (depreciation) of investments of the Fund at April 30, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$3,558,762,833

Gross unrealized appreciation	$750,006,578
Gross unrealized depreciation	(376,181,146)

Net unrealized appreciation	$373,825,432

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2013, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3*	Total
Common Stocks
Asia/Pacific	$46,766,995	$1,560,620,562		$64,157	$1,607,451,714
Emerging Europe	26,032,760	696,445,582		—	722,478,342
Latin America	746,806,045	21,969		—	746,828,014
Middle East/Africa	2,473,618	781,778,199		329,957	784,581,774
Total Common Stocks	$822,079,418	$3,038,866,312	**	$394,114	$3,861,339,844
Convertible Bonds	$—	$2,623		$—	$2,623
Corporate Bonds	—	23,239		—	23,239
Equity-Linked Securities	—	30,101,167		—	30,101,167
Investment Funds	—	2,727,399		—	2,727,399
Rights	109,062	—		—	109,062
Warrants	52,958	—		—	52,958
Short-Term Investments	—	38,231,973		—	38,231,973
Total Investments	$822,241,438	$3,109,952,713		$394,114	$3,932,588,265

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended April 30, 2013 is not presented.

At April 30, 2013, investments having a value of $3,917,369 and $322,928,145 at January 31, 2013 were transferred from Level 1 to Level 2 and Level 2 to Level 1, respectively, during the three months then ended. The change in the level designations within the fair value hierarchy was due to an increase or decrease in the coverage of foreign equity securities provided by the Fund’s fair valuation pricing service.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Effective March 1, 2013, the name of Parametric Emerging Markets Fund was changed from Eaton Vance Parametric Structured Emerging Markets Fund.

Parametric Global Small-Cap Fund

April 30, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 97.6%

Security	Shares	Value
Australia — 2.2%
Adelaide Brighton, Ltd.	1,852	$6,535
Ansell, Ltd.	599	9,822
Aurora Oil & Gas, Ltd.(1)	2,288	7,252
Beach Energy, Ltd.	6,515	9,203
Cardno, Ltd.	1,217	8,223
carsales.com, Ltd.	1,058	10,615
Charter Hall Retail REIT	1,104	4,912
DUET Group	4,931	12,566
DuluxGroup, Ltd.	2,698	13,133
Energy Resources of Australia, Ltd.(1)	4,240	4,527
Investa Office Fund	2,551	8,676
Iress, Ltd.	721	6,252
Regis Resources, Ltd.(1)	1,971	7,783
TPG Telecom, Ltd.	3,821	14,358

		$123,857

Austria — 1.3%
ams AG	92	$8,587
CA Immobilien Anlagen AG(1)	1,270	17,880
Conwert Immobilien Invest SE	792	8,952
Kapsch TrafficCom AG	97	4,762
RHI AG	324	10,704
Schoeller-Bleckmann Oilfield Equipment AG	102	9,977
Wienerberger AG	758	9,343

		$70,205

Belgium — 1.1%
Befimmo SCA Sicafi	172	$11,938
Cofinimmo	115	13,842
EVS Broadcast Equipment SA	129	8,740
Gimv NV	160	8,232
Tessenderlo Chemie NV	267	7,549
ThromboGenics NV(1)	220	10,774

		$61,075

Brazil — 1.7%
Abril Educacao SA	200	$4,315
Aliansce Shopping Centers SA	500	5,663
BR Properties SA	500	5,535
Brasil Insurance Participacoes e Administracao SA	500	5,316
Brasil Pharma SA	1,900	11,956
Cia de Saneamento de Minas Gerais-COPASA	500	11,521
Equatorial Energia SA	900	9,532
Fleury SA	700	6,672
Grendene SA	700	7,977
JHSF Participacoes SA	1,400	5,101
Mahle-Metal Leve SA Industria e Comercio	500	6,867
Marcopolo SA, PFC Shares	900	5,987

1

Security	Shares	Value
Raia Drogasil SA	500	$5,373
Santos Brasil Participacoes SA	300	4,668

		$96,483

Canada — 4.1%
Alamos Gold, Inc.	341	$4,762
Allied Properties Real Estate Investment Trust	181	6,197
Birchcliff Energy, Ltd.(1)	938	7,355
Bonterra Energy Corp.	270	13,250
Canfor Corp.(1)	371	7,748
Capital Power Corp.	417	9,110
CCL Industries, Inc.	178	11,124
Cineplex, Inc.	190	6,458
Dollarama, Inc.	154	11,281
Enbridge Income Fund Holdings, Inc.	604	14,869
Enerflex, Ltd.	1,437	19,827
Freehold Royalties, Ltd.	593	14,433
Gibson Energy, Inc.	449	11,699
Imperial Metals Corp.(1)	684	8,466
MacDonald Dettwiler & Associates, Ltd.	183	13,218
Mullen Group, Ltd.	696	15,102
North West Co., Inc. (The)	352	8,882
Northland Power, Inc.	529	10,266
Paramount Resources, Ltd., Class A(1)	312	11,164
Parkland Fuel Corp.	302	4,991
Pason Systems, Inc.	939	16,078

		$226,280

Chile — 1.9%
Administradora de Fondos de Pensiones Provida SA	1,732	$11,989
Banmedica SA	4,183	11,102
Besalco SA	3,333	5,980
CFR Pharmaceuticals SA	22,688	5,853
Forus SA	1,039	7,270
Inversiones Aguas Metropolitanas SA	4,857	10,312
Parque Arauco SA	3,727	9,638
Ripley Corp. SA	8,187	8,518
Salfacorp SA	2,928	5,471
Sigdo Koppers SA	2,516	6,619
Sonda SA	4,259	14,741
Vina Concha y Toro SA	5,444	10,635

		$108,128

China — 2.2%
Beijing Enterprises Water Group, Ltd.	14,000	$4,266
China Foods, Ltd.	8,000	4,087
China Gas Holdings, Ltd.	10,000	9,842
China Medical System Holdings, Ltd.	14,000	13,768
China Power International Development, Ltd.	19,000	6,867
Dah Chong Hong Holdings, Ltd.	5,000	4,615
Daphne International Holdings, Ltd.	6,000	6,248
Digital China Holdings, Ltd.	4,000	5,050
Shenguan Holdings Group, Ltd.	10,000	5,078
Sino Biopharmaceutical, Ltd.	20,000	13,801
Sinopec Kantons Holdings, Ltd.	10,000	9,064

2

Security	Shares	Value
Towngas China Co., Ltd.	11,000	$10,593
Uni-President China Holdings, Ltd.	8,000	8,709
Vinda International Holdings, Ltd.	7,000	9,164
Yingde Gases Group Co.	9,500	9,161

		$120,313

Denmark — 0.9%
D/S Norden A/S	434	$13,434
GN Store Norden A/S	748	13,681
NKT Holding A/S	349	12,896
Sydbank A/S(1)	438	9,993

		$50,004

Finland — 1.6%
Amer Sports Oyj	790	$13,460
Huhtamaki Oyj	655	12,278
Kemira Oyj	790	11,961
Konecranes Oyj	244	8,874
Outotec Oyj	340	4,974
Tieto Oyj	591	12,676
Tikkurila Oyj	516	11,084
Uponor Oyj	1,081	16,014

		$91,321

France — 1.7%
Alten SA	168	$6,062
Eurofins Scientific	67	14,563
Havas SA	1,085	6,623
Ingenico	191	12,831
IPSOS	159	5,332
Medica SA	311	5,760
Orpea	196	8,524
Rubis SCA	174	11,190
Societe d’Edition de Canal +	781	5,470
UBISOFT Entertainment(1)	575	6,424
Virbac SA	49	10,000

		$92,779

Germany — 2.3%
BayWa AG	140	$7,056
Carl Zeiss Meditec AG	305	9,349
Deutsche EuroShop AG	269	11,535
Deutsche Wohnen AG	308	5,432
Dialog Semiconductor PLC(1)	333	3,967
Duerr AG	135	15,388
Freenet AG	625	15,583
Gerry Weber International AG	239	10,497
Gildemeister AG	223	5,043
GSW Immobilien AG	180	7,228
KWS Saat AG	30	11,276
Pfeiffer Vacuum Technology AG	51	6,206
Vossloh AG	59	6,453
Wirecard AG	458	12,311

		$127,324

3

Security	Shares	Value
Greece — 0.8%
Hellenic Telecommunications Organization SA(1)	1,047	$9,140
JUMBO SA(1)	555	5,243
Motor Oil (Hellas) Corinth Refineries SA	1,587	17,592
Titan Cement Co. SA(1)	553	10,308

		$42,283

Hong Kong — 2.3%
Cafe De Coral Holdings, Ltd.	4,000	$12,711
Giordano International, Ltd.	12,000	12,060
Great Eagle Holdings, Ltd.	2,000	8,465
Hutchison Telecommunications Hong Kong Holdings, Ltd.	26,000	13,814
Johnson Electric Holdings, Ltd.	15,000	10,200
Kowloon Development Co., Ltd.	6,000	7,914
SA SA International Holdings, Ltd.	12,000	12,574
SmarTone Telecommunication Holdings, Ltd.	5,000	8,920
Stella International Holdings, Ltd.	3,500	10,334
Techtronic Industries Co., Ltd.	4,500	10,784
Texwinca Holdings, Ltd.	8,000	9,352
Transport International Holdings, Ltd.	3,600	8,126

		$125,254

Indonesia — 1.9%
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	74,000	$9,296
Bhakti Investama Tbk PT	190,500	9,619
Bumi Serpong Damai Tbk PT	51,000	9,066
Gajah Tunggal Tbk PT	26,000	7,766
Garuda Indonesia Persero Tbk PT(1)	90,500	5,871
Global Mediacom Tbk PT	46,500	10,416
Holcim Indonesia Tbk PT	17,500	6,577
Jasa Marga (Persero) Tbk PT	18,000	12,422
Lippo Karawaci Tbk PT	73,000	10,146
Media Nusantara Citra Tbk PT	29,500	9,496
Tower Bersama Infrastructure Tbk PT(1)	20,500	11,924

		$102,599

Ireland — 1.7%
Beazley PLC	1,650	$5,764
C&C Group PLC	2,151	13,362
DCC PLC	377	13,790
Glanbia PLC	1,127	15,098
Grafton Group PLC	1,653	11,520
ICON PLC(1)	433	13,908
Kingspan Group PLC	970	11,710
Smurfit Kappa Group PLC	434	6,453

		$91,605

Israel — 1.3%
Gazit-Globe, Ltd.	830	$11,048
Migdal Insurance & Financial Holdings, Ltd.	3,773	6,188
Mizrahi Tefahot Bank, Ltd.(1)	815	8,338
Oil Refineries, Ltd.(1)	12,316	6,449
Osem Investment, Ltd.	588	11,905
Paz Oil Co., Ltd.(1)	77	12,015

4

Security	Shares	Value
RADWARE, Ltd.(1)	600	$8,994
Strauss Group, Ltd.	470	6,924

		$71,861

Italy — 1.4%
Amplifon SpA	1,250	$6,440
Ansaldo STS SpA	387	4,000
Brunello Cucinelli SpA(1)	340	7,287
De’Longhi SpA	554	8,407
DiaSorin SpA	288	10,810
ERG SpA	683	6,548
Gemina SpA(1)	4,996	9,552
Piaggio & C. SpA	2,211	5,682
Recordati SpA	1,139	11,741
Sorin SpA(1)	3,432	9,620

		$80,087

Japan — 8.7%
Aica Kogyo Co., Ltd.	600	$12,086
Anritsu Corp.	1,000	14,954
Autobacs Seven Co., Ltd.	600	10,111
Awa Bank, Ltd. (The)	1,000	5,913
Calbee, Inc.	100	9,887
Fancl Corp.	700	7,648
FP Corp.	200	13,266
Hitachi Transport System, Ltd.	500	7,949
Hokkoku Bank, Ltd. (The)	2,000	8,485
Hokuetsu Kishu Paper Co., Ltd.	1,500	6,671
Hoshizaki Electric Co., Ltd.	400	13,322
House Foods Corp.	700	12,207
Ito En, Ltd.	400	9,638
Itoham Foods, Inc.	1,000	4,598
Japan Exchange Group, Inc.	100	12,275
Kagome Co., Ltd.	700	12,630
Kakaku.com, Inc.	200	5,170
Kaken Pharmaceutical Co., Ltd.	1,000	17,732
Kewpie Corp.	800	12,063
Kissei Pharmaceutical Co., Ltd	500	10,848
Kobayashi Pharmaceutical Co., Ltd.	200	10,927
Kose Corp.	500	13,060
Lion Corp.	2,000	11,686
M3, Inc.	4	9,047
Matsumotokiyoshi Holdings Co., Ltd.	100	2,862
Miraca Holdings, Inc.	300	14,960
Mochida Pharmaceutical Co., Ltd.	1,000	13,297
Musashino Bank, Ltd. (The)	300	12,755
Nichirei Corp.	1,000	5,883
Nihon Kohden Corp.	200	7,680
Nippon Kayaku Co., Ltd.	1,000	14,418
NOF Corp.	3,000	16,161
Noritz Corp.	400	8,487
NS Solutions Corp.	300	6,111
Obic Co., Ltd.	30	7,915
Otsuka Corp.	100	10,366

5

Security	Shares	Value
Point, Inc.	170	$8,258
Pola Orbis Holdings, Inc.	200	7,083
Ryohin Keikaku Co., Ltd.	100	9,444
Sawai Pharmaceutical Co., Ltd.	100	12,918
Shimachu Co., Ltd.	200	5,284
Sugi Holdings Co., Ltd.	200	7,676
Sumitomo Osaka Cement Co., Ltd.	2,000	5,995
Sundrug Co., Ltd.	200	8,796
T-Gaia Corp.	400	4,318
Towa Pharmaceutical Co., Ltd.	100	4,961
Tsuruha Holdings, Inc.	100	9,745
Wacoal Holdings Corp.	1,000	11,042
Xebio Co., Ltd.	200	4,715
Yoshinoya Holdings Co., Ltd.	8	9,324

		$482,627

Malaysia — 2.2%
Alliance Financial Group Bhd	8,800	$12,904
Berjaya Sports Toto Bhd	7,360	10,160
Boustead Holdings Bhd	5,300	8,922
Dialog Group Bhd	12,700	9,902
Genting Plantations Bhd	2,600	7,319
HAP Seng Consolidated Bhd	11,000	6,151
IGB Corp. Bhd	6,500	5,048
KLCC Property Holdings Bhd	3,300	7,864
KPJ Healthcare Bhd	6,100	12,184
Kulim (Malaysia) Bhd	4,500	5,297
Lafarge Malayan Cement Bhd	2,700	8,809
Malaysia Airports Holdings Bhd	3,600	7,121
Media Prima Bhd	8,100	6,369
Oriental Holdings Bhd	3,700	11,897

		$119,947

Mexico — 1.6%
Banregio Grupo Financiero SAB de CV	2,100	$11,570
Bolsa Mexicana de Valores SAB de CV	2,600	7,105
Empresas ICA SAB de CV(1)	2,300	6,326
Fibra Uno Administracion SA de CV	2,200	8,454
Genomma Lab Internacional SA de CV(1)	3,600	7,774
Grupo Aeroportuario del Pacifico SAB de CV, Class B	2,200	12,743
Grupo Aeroportuario del Sureste SAB de CV, Class B	900	11,170
Grupo Simec SA de CV, Series B(1)	1,300	5,999
Industrias CH SAB de CV, Series B(1)	1,300	10,473
TV Azteca SAB de CV, Series CPO	6,000	4,442

		$86,056

Netherlands — 1.6%
Aalberts Industries NV	653	$14,655
Arcadis NV	537	14,846
ASM International NV	168	5,612
Brunel International NV	135	5,724
Eurocommercial Properties NV	156	6,367

6

Security	Shares	Value
InterXion Holding NV(1)	472	$11,814
TKH Group NV	460	12,502
Unit4 NV	337	11,486
Wereldhave NV	80	5,818

		$88,824

New Zealand — 1.1%
Fisher & Paykel Healthcare Corp., Ltd.	5,269	$11,980
Ryman Healthcare, Ltd.	3,176	16,616
Sky Network Television, Ltd.	2,378	11,668
SKYCITY Entertainment Group, Ltd.	3,057	11,693
Trade Me, Ltd.	1,790	7,583

		$59,540

Norway — 1.3%
Atea ASA	708	$7,653
Cermaq ASA	543	8,110
Det Norske Oljeselskap ASA(1)	652	9,292
DNO International ASA(1)	4,903	8,595
Leroey Seafood Group ASA	225	7,070
Nordic American Tankers, Ltd.	661	5,890
SpareBank 1 SR-Bank ASA	517	4,624
Tomra Systems ASA	1,323	12,403
Wilh. Wilhelmsen ASA	926	7,506

		$71,143

Poland — 0.8%
Asseco Poland SA	734	$9,962
Bank Millennium SA(1)	4,206	6,428
Grupa Lotos SA(1)	618	7,444
LPP SA	5	10,126
Lubelski Wegiel Bogdanka SA	272	10,109

		$44,069

Portugal — 0.6%
Banco Comercial Portugues SA(1)	58,938	$8,172
Sonae	12,647	12,280
Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	2,787	12,499

		$32,951

Russia — 0.5%
Acron JSC	130	$5,139
CTC Media, Inc.	871	10,879
Etalon Group, Ltd. GDR(1)(2)	1,138	4,893
OAO OGK-2	525,390	4,634

		$25,545

Singapore — 2.4%
ARA Asset Management, Ltd.	4,400	$6,778
Ascott Residence Trust	8,000	9,140
CDL Hospitality Trusts	4,000	6,510
Hyflux, Ltd.	6,000	6,686

7

Security	Shares	Value
Keppel REIT	8,000	$9,818
M1, Ltd.	4,000	10,987
Mapletree Commercial Trust	11,000	13,083
Mapletree Industrial Trust	11,000	14,025
Mapletree Logistics Trust	12,000	12,764
Singapore Post, Ltd.	12,000	12,576
Starhill Global REIT	17,000	13,311
Suntec REIT	2,000	3,162
Venture Corp., Ltd.	1,000	6,755
Wheelock Properties, Ltd.	5,000	7,967

		$133,562

South Africa — 1.7%
Adcock Ingram Holdings, Ltd.	1,210	$8,236
AECI, Ltd.	1,107	12,390
AVI, Ltd.	1,339	8,055
DataTec, Ltd.	1,003	5,650
Illovo Sugar, Ltd.	1,950	7,532
Nampak, Ltd.	3,177	11,681
Pick’n Pay Holdings, Ltd.	2,600	5,135
Pioneer Foods, Ltd.	834	7,211
Reunert, Ltd.	684	5,954
Royal Bafokeng Platinum, Ltd.(1)	864	5,266
Spar Group, Ltd. (The)	533	7,038
Sun International, Ltd.	535	6,504
Tongaat-Hulett	392	5,696

		$96,348

South Korea — 2.6%
AMOREPACIFIC Group, Inc.	25	$9,492
Cheil Worldwide, Inc.(1)	380	9,395
Daum Communications Corp.	107	8,747
Grand Korea Leisure Co., Ltd.	210	6,530
Green Cross Corp.	60	8,238
GS Retail Co., Ltd.	220	5,908
Hotel Shilla Co., Ltd.	210	11,114
Hyundai Greenfood Co., Ltd.	400	6,451
Hyundai Home Shopping Network Corp.	65	8,984
Korean Reinsurance Co.	600	5,889
Lock & Lock Co., Ltd.	270	6,937
Lotte Chilsung Beverage Co., Ltd.	5	7,805
Nong Shim Co., Ltd.	25	7,619
ORION Corp.	7	7,404
Paradise Co., Ltd.	132	2,742
SK Broadband Co., Ltd.(1)	1,803	8,568
SK Chemicals Co., Ltd.	155	6,587
Tongyang Life Insurance	630	5,649
Young Poong Corp.	6	8,728

		$142,787

Spain — 1.3%
Almirall SA	611	$8,077
Antena 3 de Television SA	1,154	7,038
Construcciones y Auxiliar de Ferrocarriles SA	18	7,105

8

Security	Shares	Value
Duro Felguera SA	977	$6,958
Ence Energia y Celulosa SA	3,902	10,293
Grupo Catalana Occidente SA	462	10,469
Jazztel PLC(1)	1,602	12,045
Viscofan SA	231	12,004

		$73,989

Sweden — 1.8%
AarhusKarlshamn AB	146	$7,669
Axfood AB	305	13,439
Axis Communications AB	299	8,234
Clas Ohlson AB, Class B	452	6,095
Hexpol AB	240	13,533
Hufvudstaden AB, Class A	640	8,377
Loomis AB, Class B	628	12,277
Mekonomen AB	97	3,066
Saab AB, Class B	562	12,335
Swedish Orphan Biovitrum AB(1)	1,121	7,174
Wallenstam AB, Class B	616	8,799

		$100,998

Switzerland — 1.6%
Burckhardt Compression Holdings AG	36	$14,723
Flughafen Zuerich AG	31	15,083
Forbo Holding AG(1)	17	10,976
Kaba Holding AG(1)	30	11,746
Kuoni Reisen Holding AG(1)	21	6,410
Mobimo Holding AG(1)	54	12,136
Temenos Group AG(1)	174	4,115
Vontobel Holding AG	378	12,198

		$87,387

Taiwan — 2.9%
Advantech Co., Ltd.	3,000	$14,339
Chicony Electronics Co., Ltd.	3,000	8,826
China Petrochemical Development Corp.	10,000	5,417
China Steel Chemical Corp.	3,000	14,596
CTCI Corp.	5,000	10,001
Feng Hsin Iron & Steel Co., Ltd.	7,000	12,568
Formosa Taffeta Co., Ltd.	14,000	13,323
Giant Manufacturing Co., Ltd.	2,000	12,007
Oriental Union Chemical Corp.	7,000	7,726
Realtek Semiconductor Corp.	3,000	8,659
ScinoPharm Taiwan, Ltd.	2,000	4,654
Senao International Co., Ltd.	2,000	6,270
Standard Foods Corp.	3,000	10,279
Teco Electric & Machinery Co., Ltd.	8,000	7,529
Transcend Information, Inc.	2,000	6,916
TSRC Corp.	4,000	7,907
USI Corp.	7,000	4,915
Vanguard International Semiconductor Corp.	5,000	5,461

		$161,393

9

Security	Shares	Value
Thailand — 2.2%
Bangchak Petroleum PCL(3)	5,600	$6,932
Berli Jucker PCL(3)	4,500	11,331
Central Pattana PCL(3)	3,700	12,600
Coastal Energy Co.(1)	252	4,830
Delta Electronics (Thailand) PCL(3)	5,800	7,524
Electricity Generating PCL(3)	2,500	13,089
Robinson Department Store PCL(3)	6,100	16,602
Siam City Cement PCL(3)	800	13,313
Siam Makro PCL(3)	500	12,874
Thai Tap Water Supply Co., Ltd.(3)	20,700	7,406
Thai Union Frozen Products PCL(3)	3,100	5,970
True Corp. PCL(1)(3)	24,400	7,038

		$119,509

Turkey — 1.3%
Aselsan Elektronik Sanayi Ve Ticaret AS	1,359	$8,085
Asya Katilim Bankasi AS(1)	4,925	5,972
Aygaz AS	1,376	7,490
Dogan Sirketler Grubu Holding AS(1)	3,365	2,275
Petkim Petrokimya Holding AS(1)	4,991	8,702
TAV Havalimanlari Holding AS(1)	1,524	10,764
Tekfen Holding AS	1,505	5,849
Tofas Turk Otomobil Fabrikasi AS	1,218	8,505
Turk Traktor ve Ziraat Makineleri AS	222	8,402
Yazicilar Holding AS	694	8,293

		$74,337

United Kingdom — 5.1%
Abcam PLC	1,181	$8,056
Alterra Capital Holdings, Ltd.	195	6,347
Aveva Group PLC	265	9,148
AZ Electronic Materials SA	1,082	4,791
Berkeley Group Holdings PLC	215	6,971
Booker Group PLC	5,528	10,225
BTG PLC(1)	1,336	7,179
Capital & Counties Properties PLC	1,928	9,231
De La Rue PLC	784	11,351
Domino’s Pizza Group PLC	751	7,601
Dunelm Group PLC	551	7,244
Elementis PLC	1,668	6,848
EnQuest PLC(1)	5,473	10,965
Fidessa Group PLC	343	9,568
Filtrona PLC	1,065	11,713
Genus PLC	390	8,217
Halfords Group PLC	1,065	5,704
Hikma Pharmaceuticals PLC	585	8,894
Hunting PLC	682	8,564
Jardine Lloyd Thompson Group PLC	485	6,395
Lancashire Holdings, Ltd.	896	11,797
Micro Focus International PLC	872	9,077
N Brown Group PLC	997	6,903

10

Security	Shares	Value
Rightmove PLC	299	$8,920
Rotork PLC	117	5,293
Shaftesbury PLC	439	4,146
Soco International PLC(1)	1,980	11,674
Stolt-Nielsen, Ltd.	403	8,327
Telecity Group PLC	770	11,051
Telecom Plus PLC	413	7,830
Ultra Electronics Holdings PLC	486	12,469
Victrex PLC	227	5,663
WH Smith PLC	1,117	12,856

		$281,018

United States — 25.9%
ACI Worldwide, Inc.(1)	141	$6,628
Acorda Therapeutics, Inc.(1)	111	4,392
Alaska Air Group, Inc.(1)	259	15,965
Alkermes PLC(1)	347	10,622
Allegiant Travel Co.	139	12,496
ALLETE, Inc.	236	12,119
American Campus Communities, Inc.	212	9,464
Anworth Mortgage Asset Corp.	2,656	16,759
ARRIS Group, Inc.(1)	460	7,595
Aspen Technology, Inc.(1)	272	8,291
Athenahealth, Inc.(1)	63	6,064
Avista Corp.	353	9,902
Balchem Corp.	168	7,281
BJ’s Restaurants, Inc.(1)	171	5,865
Black Hills Corp.	297	13,926
Blackbaud, Inc.	267	7,826
Boston Beer Co., Inc. (The), Class A(1)	55	9,313
Bristow Group, Inc.	178	11,250
Buckle, Inc. (The)	103	5,001
Buffalo Wild Wings, Inc.(1)	53	4,770
Cabot Microelectronics Corp.(1)	174	5,831
CACI International, Inc., Class A(1)	123	7,194
Calgon Carbon Corp.(1)	468	7,975
Capstead Mortgage Corp.	766	10,172
Casey’s General Stores, Inc.	116	6,718
CH Energy Group, Inc.	231	15,008
Cheesecake Factory, Inc. (The)	179	7,128
Chemed Corp.	63	5,142
Children’s Place Retail Stores, Inc. (The)(1)	177	8,659
CLARCOR, Inc.	298	15,407
Cleco Corp.	226	11,191
Cloud Peak Energy, Inc.(1)	541	10,571
CommVault Systems, Inc.(1)	113	8,310
Contango Oil & Gas Co.	155	5,831
Convergys Corp.	361	6,144
Cracker Barrel Old Country Store, Inc.	93	7,695
Cubist Pharmaceuticals, Inc.(1)	219	10,056
CYS Investments, Inc.	918	11,411

11

Security	Shares	Value
Delek US Holdings, Inc.	269	$9,708
Dril-Quip, Inc.(1)	90	7,534
Eagle Materials, Inc.	167	11,314
El Paso Electric Co.	294	11,013
Finish Line, Inc. (The), Class A	255	4,944
First Financial Bankshares, Inc.	180	8,894
Forum Energy Technologies, Inc.(1)	425	11,819
GNC Holdings, Inc., Class A	223	10,109
Government Properties Income Trust	229	5,965
GulfMark Offshore, Inc., Class A	164	6,826
H.B. Fuller Co.	128	4,851
Haemonetics Corp.(1)	260	10,010
Hain Celestial Group, Inc. (The)(1)	153	9,983
Hatteras Financial Corp.	385	10,522
Heartland Express, Inc.	469	6,364
HeartWare International, Inc.(1)	112	10,886
Helen of Troy, Ltd.(1)	144	5,023
Hibbett Sports, Inc.(1)	111	6,088
Hillenbrand, Inc.	197	4,951
Hittite Microwave Corp.(1)	97	5,443
HMS Holdings Corp.(1)	320	8,067
HSN, Inc.	168	8,833
Hyster-Yale Materials Handling, Inc.	90	4,697
IBERIABANK Corp.	138	6,296
IDACORP, Inc.	291	14,320
Isis Pharmaceuticals, Inc.(1)	744	16,658
J&J Snack Foods Corp.	95	7,127
j2 Global, Inc.	311	12,658
Jazz Pharmaceuticals PLC(1)	114	6,652
JoS. A. Bank Clothiers, Inc.(1)	137	5,984
Kaydon Corp.	227	5,412
Lancaster Colony Corp.	151	11,918
Louisiana-Pacific Corp.(1)	446	8,081
Lufkin Industries, Inc.	106	9,359
Lumber Liquidators Holdings, Inc.(1)	138	11,310
Magellan Health Services, Inc.(1)	142	7,265
ManTech International Corp., Class A	190	5,071
MAXIMUS, Inc.	186	14,822
McMoRan Exploration Co.(1)	726	12,015
Medicines Co. (The)(1)	366	12,356
Mentor Graphics Corp.	364	6,647
MFA Financial, Inc.	1,138	10,549
MGE Energy, Inc.	241	13,460
Minerals Technologies, Inc.	155	6,298
Monro Muffler Brake, Inc.	242	10,009
Montpelier Re Holdings, Ltd.	555	14,297
Mueller Industries, Inc.	215	11,133
MWI Veterinary Supply, Inc.(1)	80	9,417
National Health Investors, Inc.	156	10,333
National Retail Properties, Inc.	204	8,095
New Jersey Resources Corp.	216	10,195
NewMarket Corp.	23	6,180

12

Security	Shares	Value
Northwest Bancshares, Inc.	836	$10,241
Northwest Natural Gas Co.	205	9,116
NorthWestern Corp.	377	16,219
Nu Skin Enterprises, Inc., Class A	132	6,696
NxStage Medical, Inc.(1)	442	4,937
Ocwen Financial Corp.(1)	252	9,218
Olin Corp.	294	7,106
Owens & Minor, Inc.	255	8,305
PDL BioPharma, Inc.	1,196	9,257
Piedmont Natural Gas Co., Inc.	304	10,467
Plantronics, Inc.	191	8,370
Platinum Underwriters Holdings, Ltd.	132	7,491
PNM Resources, Inc.	484	11,621
Portland General Electric Co.	361	11,642
Post Properties, Inc.	155	7,662
Primerica, Inc.	347	11,784
ProAssurance Corp.	232	11,366
Resolute Energy Corp.(1)	714	6,583
RLI Corp.	160	11,496
Rosetta Resources, Inc.(1)	134	5,750
Salix Pharmaceuticals, Ltd.(1)	141	7,373
Sanchez Energy Corp.(1)	218	3,948
Sanderson Farms, Inc.	190	11,639
Saul Centers, Inc.	131	5,869
Schweitzer-Mauduit International, Inc.	269	10,838
Seaboard Corp.	3	8,238
Seattle Genetics, Inc.(1)	340	12,563
SemGroup Corp., Class A(1)	269	13,948
Sensient Technologies Corp.	197	7,752
Signature Bank(1)	123	8,808
Six Flags Entertainment Corp.	99	7,214
Snyders-Lance, Inc.	250	6,295
Solar Capital, Ltd.	330	7,897
SolarWinds, Inc.(1)	155	7,882
South Jersey Industries, Inc.	176	10,859
Southwest Gas Corp.	274	13,884
Sovran Self Storage, Inc.	123	8,438
Spirit Airlines, Inc.(1)	572	15,272
SS&C Technologies Holdings, Inc.(1)	240	7,366
Starwood Property Trust, Inc.	392	10,776
STERIS Corp.	177	7,361
Synaptics, Inc.(1)	211	8,700
Take-Two Interactive Software, Inc.(1)	473	7,218
Tanger Factory Outlet Centers	287	10,653
Targa Resources Corp.	207	13,612
Teledyne Technologies, Inc.(1)	189	14,186
Tennant Co.	189	9,038
TiVo, Inc.(1)	471	5,520
Tootsie Roll Industries, Inc.	229	7,152
TreeHouse Foods, Inc.(1)	151	9,620
UIL Holdings Corp.	264	10,993
Ultimate Software Group, Inc.(1)	86	8,307
United Natural Foods, Inc.(1)	139	6,942

13

Security		Shares	Value
Universal Corp.		121	$6,964
UNS Energy Corp.		236	12,027
ValueClick, Inc.(1)		302	9,320
Vector Group, Ltd.		836	13,635
ViaSat, Inc.(1)		101	4,895
Vitamin Shoppe, Inc.(1)		105	5,161
Volcano Corp.(1)		278	5,641
Watsco, Inc.		124	10,463
Weis Markets, Inc.		197	8,240
West Pharmaceutical Services, Inc.		143	9,132
Westamerica Bancorporation		216	9,372
Western Refining, Inc.		423	13,075
WGL Holdings, Inc.		239	11,047
World Fuel Services Corp.		230	9,326

			$1,433,519

Total Common Stocks (identified cost $4,954,295)			$5,397,007

Equity-Linked Securities(4)(5) — 1.9%

Security	Maturity Date	Shares	Value
India — 1.9%
Apollo Hospitals Enterprises Ltd.	11/2/16	500	$7,720
Bajai Holdings and Investment, Ltd.	7/20/17	324	5,343
Britannia Industries, Ltd.	10/17/17	656	7,016
Castrol India, Ltd.	10/17/17	1,703	10,405
Eicher Motors, Ltd.	4/17/18	100	5,492
GlaxoSmithKline Consumer Healthcare	9/7/16	135	10,089
Marico, Ltd.	10/17/17	2,500	10,487
Petronet LNG, Ltd.	10/17/17	3,000	7,680
Piramal Enterprises, Ltd.	10/9/14	950	9,828
Shree Cement, Ltd.	7/20/17	125	10,505
Tata Chemicals Ltd.	6/30/16	939	5,596
Tata Communications, Ltd.	10/17/17	1,442	6,114
United Phosphorus, Ltd.	7/20/17	2,617	6,739

Total Equity-Linked Securities (identified cost $103,183)			$103,014

Investment Funds — 0.1%

Security		Shares	Value
Australia — 0.1%
Australian Infrastructure Fund		1,502	$4,905

Total Investment Funds (identified cost $4,833)			$4,905

14

Rights(1) — 0.0%(6)

Security	Shares	Value
South Korea — 0.0%(6)
Green Cross Corp.	5	$136

Total Rights (identified cost $0)		$136

Short-Term Investments — 0.3%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.10%(7)	$19	$19,389

Total Short-Term Investments (identified cost $19,389)		$19,389

Total Investments — 99.9% (identified cost $5,081,700)		$5,524,451

Other Assets, Less Liabilities — 0.1%		$5,091

Net Assets — 100.0%		$5,529,542

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

GDR	-	Global Depositary Receipt

PCL	-	Public Company Ltd.

PFC Shares	-	Preference Shares

REIT	-	Real Estate Investment Trust

(1)	Non-income producing security.

(2)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2013, the aggregate value of these securities is $4,893 or 0.1% of the Fund’s net assets.

(3)	Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.

(4)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At April 30, 2013, the aggregate value of these securities is $103,014 or 1.9% of the Fund’s net assets.

(5)	Security whose performance, including redemption at maturity, is linked to the price of the underlying equity security. The investment is subject to credit risk of the issuing financial institution (JPMorgan Chase) in addition to the market risk of the underlying security.

(6)	Amount is less than 0.05%.

(7)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2013. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended April 30, 2013 was $5.

15

Currency Concentration of Portfolio

Currency	Percentage of Net Assets	Value
United States Dollar	29.5%	$1,628,420
Euro	14.8	812,370
Japanese Yen	8.7	482,627
British Pound Sterling	4.9	272,108
Hong Kong Dollar	4.5	245,567
Canadian Dollar	4.2	231,110
New Taiwan Dollar	2.9	161,393
South Korean Won	2.6	142,923
Singapore Dollar	2.4	133,562
Australian Dollar	2.3	128,762
Malaysian Ringgit	2.2	119,947
Thai Baht	2.1	114,679
Chilean Peso	1.9	108,128
Indonesian Rupiah	1.9	102,599
Swedish Krona	1.8	100,998
Brazilian Real	1.7	96,483
South African Rand	1.7	96,348
Swiss Franc	1.7	95,974
Mexican Peso	1.6	86,056
New Turkish Lira	1.3	74,337
Norwegian Krone	1.3	73,580
Israeli Shekel	1.1	62,867
New Zealand Dollar	1.1	59,540
Other currency, less than 1% each	1.7	94,073

Total Investments	99.9%	$5,524,451

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	16.9%	$936,364
Industrials	13.3	735,477
Consumer Discretionary	12.8	707,159
Consumer Staples	10.5	578,469
Health Care	10.4	577,202
Information Technology	9.8	539,153
Materials	8.9	489,807
Energy	8.1	446,845
Utilities	6.9	382,209
Telecommunication Services	2.0	112,377
Short-Term Investments	0.3	19,389

Total Investments	99.9%	$5,524,451

The Fund did not have any financial instruments outstanding at April 30, 2013.

16

The cost and unrealized appreciation (depreciation) of investments of the Fund at April 30, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$5,091,268

Gross unrealized appreciation	$536,183
Gross unrealized depreciation	(103,000)

Net unrealized appreciation	$433,183

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2013, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Asia/Pacific	$4,830	$1,686,558		$—	$1,691,388
Developed Europe	37,959	1,405,034		—	1,442,993
Developed Middle East	8,994	62,867		—	71,861
Emerging Europe	15,772	128,179		—	143,951
Latin America	290,667	—		—	290,667
Middle East/Africa	—	96,348		—	96,348
North America	1,659,799	—		—	1,659,799
Total Common Stocks	$2,018,021	$3,378,986	*	$—	$5,397,007
Equity-Linked Securities	$—	$103,014		$—	$103,014
Investment Funds	—	4,905		—	4,905
Rights	136	—		—	136
Short-Term Investments	—	19,389		—	19,389
Total Investments	$2,018,157	$3,506,294		$—	$5,524,451

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of January 31, 2013 whose fair value was determined using Level 3 inputs. At April 30, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its annual report to shareholders.

17

Parametric International Equity Fund

April 30, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.2%

Security	Shares	Value
Australia — 7.0%
AGL Energy, Ltd.	10,720	$176,519
Amcor, Ltd.	49,351	506,828
APA Group	9,374	63,305
Australia and New Zealand Banking Group, Ltd.	8,787	290,386
BHP Billiton, Ltd.	5,224	175,625
CFS Retail Property Trust Group	15,090	34,386
Coca-Cola Amatil, Ltd.	9,769	153,467
Commonwealth Bank of Australia	5,968	454,886
Computershare, Ltd.	8,306	85,564
CSL, Ltd.	2,979	194,686
GPT Group	20,151	85,733
Harvey Norman Holdings, Ltd.	14,330	44,612
James Hardie Industries PLC CDI	3,613	38,056
Metcash, Ltd.	13,246	56,209
National Australia Bank, Ltd.	7,496	264,518
Newcrest Mining, Ltd.	1,217	21,320
Orica, Ltd.	8,309	197,034
Origin Energy, Ltd.	14,876	190,448
Rio Tinto, Ltd.	2,548	148,288
Shopping Centres Australasia Property Group(1)	1,358	2,279
Tabcorp Holdings, Ltd.	11,542	41,316
Tatts Group, Ltd.	15,658	53,100
Telstra Corp., Ltd.	75,290	388,854
Transurban Group	37,219	263,299
Wesfarmers, Ltd.	1,376	61,904
Wesfarmers, Ltd., PPS	980	44,245
Westfield Group	2,673	32,333
Westpac Banking Corp.	6,289	220,618
Woodside Petroleum, Ltd.	2,457	95,857
Woolworths, Ltd.	5,674	214,303

		$4,599,978

Austria — 1.1%
Andritz AG	459	$29,891
Immofinanz AG(1)	10,901	44,573
OMV AG	7,683	360,906
Raiffeisen Bank International AG	3,389	119,632
Telekom Austria AG	5,922	40,622
Verbund AG	2,974	65,108
Vienna Insurance Group	836	44,270
Voestalpine AG	438	13,734

		$718,736

Belgium — 3.4%
Anheuser-Busch InBev NV	8,258	$793,350
Belgacom SA	7,929	182,549
Colruyt SA	3,783	191,067
Delhaize Group SA	758	47,431
Groupe Bruxelles Lambert SA	3,776	292,257
Mobistar SA	1,702	40,579

1

Security	Shares	Value
Solvay SA	1,554	$227,680
Telenet Group Holding NV	2,092	112,507
UCB SA	3,316	195,705
Umicore SA	2,702	125,227

		$2,208,352

Denmark — 3.8%
A.P. Moller-Maersk A/S, Class A	18	$123,202
A.P. Moller-Maersk A/S, Class B	17	121,057
Carlsberg A/S, Class B(1)	264	24,544
Coloplast A/S, Class B(1)	8,035	437,247
Danske Bank A/S(1)	1,619	30,659
DSV A/S	8,305	209,191
Novo Nordisk A/S, Class B	4,903	863,049
Novozymes A/S, Class B	11,333	392,248
TDC A/S	9,435	76,565
Tryg A/S	1,718	148,905
William Demant Holding A/S(1)	1,217	97,445

		$2,524,112

Finland — 2.7%
Elisa Oyj	10,113	$191,823
Fortum Oyj	5,990	111,339
Kone Oyj, Class B	6,096	538,816
Metso Oyj	760	31,314
Nokia Oyj	33,772	113,463
Nokian Renkaat Oyj	679	29,496
Orion Oyj, Class B	5,131	147,453
Pohjola Bank PLC, Class A	2,795	47,580
Sampo Oyj	6,837	273,582
Stora Enso Oyj	9,903	69,064
UPM-Kymmene Oyj	1,270	13,370
Wartsila Oyj	4,279	210,414

		$1,777,714

France — 6.1%
ADP	2,010	$181,927
Air Liquide SA	4,757	602,694
Alcatel-Lucent(1)	30,324	41,764
Carrefour SA	931	27,650
Christian Dior SA	305	53,235
Compagnie Generale des Etablissements Michelin, Class B	560	47,355
Dassault Systemes SA	2,386	291,276
Essilor International SA	2,373	267,372
Eutelsat Communications SA	4,071	147,097
GDF Suez	6,913	148,217
Imerys SA	900	59,256
L’Oreal SA	908	162,070
Lagardere SCA	816	30,329
LVMH Moet Hennessy Louis Vuitton SA	2,726	472,374
Neopost SA	619	40,803
Pernod-Ricard SA	2,717	336,555
PPR SA	354	77,976
Safran SA	3,384	166,343

2

Security	Shares	Value
Sanofi	2,614	$282,614
SES SA	2,302	71,797
Societe BIC SA	1,160	123,703
Sodexo	1,352	113,067
Suez Environnement Co. SA	3,119	44,761
Thales SA	1,044	45,364
Total SA	1,965	98,912
Unibail-Rodamco SE	173	45,225
Vivendi SA	623	14,112

		$3,993,848

Germany — 6.4%
Adidas AG	1,242	$129,873
Bayerische Motoren Werke AG	2,296	212,311
Bayerische Motoren Werke AG, PFC Shares	1,681	117,042
Beiersdorf AG	2,654	240,405
Continental AG	533	63,399
Deutsche Lufthansa AG	4,066	81,411
Deutsche Post AG	7,780	184,938
Deutsche Telekom AG	9,603	113,739
Fraport AG	442	26,446
Fresenius Medical Care AG & Co. KGaA	438	30,176
Hannover Rueckversicherung AG	1,121	94,843
Henkel AG & Co. KGaA	1,387	108,718
Henkel AG & Co. KGaA, PFC Shares	2,359	222,706
Linde AG	5,010	948,611
Porsche Automobil Holding SE, PFC Shares	424	33,295
SAP AG	13,652	1,088,364
Siemens AG	2,840	296,743
United Internet AG	5,328	146,292
Volkswagen AG	164	31,953

		$4,171,265

Greece — 0.2%
OPAP SA	11,054	$108,965

		$108,965

Hong Kong — 5.0%
Bank of East Asia, Ltd.	39,600	$163,417
BOC Hong Kong (Holdings), Ltd.	80,000	275,178
Cathay Pacific Airways, Ltd.	60,000	105,757
Cheung Kong Infrastructure Holdings, Ltd.	33,000	239,653
CLP Holdings, Ltd.	29,500	260,202
Hang Lung Group, Ltd.	7,000	41,323
Hang Seng Bank, Ltd.	30,900	517,987
Hong Kong & China Gas Co., Ltd.	125,236	378,034
Hopewell Holdings, Ltd.	23,500	90,659
Link REIT (The)	87,500	493,762
MTR Corp., Ltd.	50,000	206,392
PCCW, Ltd.	60,000	30,418
Power Assets Holdings, Ltd.	43,000	420,489
Wing Hang Bank, Ltd.	7,500	78,991

		$3,302,262

3

Security	Shares	Value
Ireland — 1.2%
CRH PLC	10,157	$218,647
Elan Corp. PLC(1)	10,818	125,220
Kerry Group PLC, Class A	7,637	451,713

		$795,580

Israel — 2.3%
Bank Hapoalim B.M.(1)	40,714	$189,391
Bank Leumi Le-Israel B.M.(1)	40,741	144,811
Bezeq Israeli Telecommunication Corp., Ltd.	54,575	79,271
Delek Group, Ltd.	333	87,796
Elbit Systems, Ltd.	1,029	42,952
Israel Chemicals, Ltd.	9,083	108,237
Israel Corp., Ltd.	135	86,933
Mellanox Technologies, Ltd.(1)	1,549	81,148
Mizrahi Tefahot Bank, Ltd.(1)	8,225	84,146
NICE Systems, Ltd.(1)	4,354	154,441
Teva Pharmaceutical Industries, Ltd. ADR	11,154	427,087

		$1,486,213

Italy — 4.2%
Atlantia SpA	5,458	$97,581
Autogrill SpA	3,055	39,562
Enel Green Power SpA	72,112	153,831
Enel SpA	14,019	54,217
ENI SpA	42,656	1,018,045
Finmeccanica SpA(1)	6,040	31,463
Luxottica Group SpA	6,409	331,949
Parmalat SpA	15,710	48,451
Pirelli & C. SpA	8,864	92,195
Saipem SpA	1,484	42,110
Snam Rete Gas SpA	76,133	374,660
Telecom Italia SpA	33,467	28,427
Telecom Italia SpA, PFC Shares	69,028	47,941
Tenaris SA	3,596	80,171
Terna Rete Elettrica Nazionale SpA	67,097	314,056

		$2,754,659

Japan — 12.8%
ABC-Mart, Inc.	1,100	$41,206
All Nippon Airways Co., Ltd.	47,000	102,368
Aozora Bank, Ltd.	12,000	37,597
Bank of Kyoto, Ltd. (The)	10,000	105,212
Bank of Yokohama, Ltd. (The)	43,000	261,602
Benesse Holdings, Inc.	900	39,888
Canon, Inc.	1,800	64,736
Chiba Bank, Ltd. (The)	20,000	155,293
Chugai Pharmaceutical Co., Ltd.	7,100	176,771
Chugoku Bank, Ltd. (The)	10,000	174,359
Daihatsu Motor Co., Ltd.	10,000	198,367
Dainippon Sumitomo Pharma Co., Ltd.	2,600	47,755

4

Security	Shares	Value
Electric Power Development Co., Ltd.	1,800	$51,408
Gunma Bank, Ltd. (The)	20,000	127,235
Hachijuni Bank, Ltd. (The)	21,000	142,976
Hamamatsu Photonics K.K.	5,000	206,149
Hiroshima Bank, Ltd. (The)	22,000	115,975
Hoya Corp.	1,600	32,058
Isetan Mitsukoshi Holdings, Ltd.	5,000	79,689
ITOCHU Techno-Solutions Corp.	1,000	47,587
Iyo Bank, Ltd. (The)	10,000	104,736
Japan Airlines Co., Ltd.	2,600	132,030
Japan Prime Realty Investment Corp.	10	36,747
Japan Real Estate Investment Corp.	6	80,600
JX Holdings, Inc.	4,900	26,606
Kamigumi Co., Ltd.	14,000	131,274
Kansai Paint Co., Ltd.	10,000	128,319
Keikyu Corp.	7,000	77,464
Keio Corp.	23,000	197,842
Keyence Corp.	1,300	412,550
Kintetsu Corp.	16,000	80,931
Kyowa Hakko Kirin Co., Ltd.	8,000	98,196
Lawson, Inc.	600	47,241
McDonald’s Holdings Co. (Japan), Ltd.	4,100	119,589
Miraca Holdings, Inc.	800	39,893
Mitsubishi Logistics Corp.	2,000	35,754
Mitsubishi Tanabe Pharma Corp.	4,700	71,493
Mizuho Financial Group, Inc.	20,500	45,109
NGK Spark Plug Co., Ltd.	8,000	134,870
Nippon Telegraph & Telephone Corp.	700	34,811
Nishi-Nippon City Bank, Ltd. (The)	19,000	63,384
Nitori Holdings Co., Ltd.	1,150	86,759
NTT DoCoMo, Inc.	388	642,488
Odakyu Electric Railway Co., Ltd.	20,000	240,860
Ono Pharmaceutical Co., Ltd.	3,600	237,430
Oracle Corp. Japan	800	34,273
Oriental Land Co., Ltd.	1,600	258,673
Osaka Gas Co., Ltd.	15,000	65,010
Rakuten, Inc.	22,500	239,993
Rinnai Corp.	1,700	135,177
Sankyo Co., Ltd.	1,500	68,366
Santen Pharmaceutical Co., Ltd.	2,800	140,546
Seven Bank, Ltd.	14,800	52,554
Shimamura Co., Ltd.	900	113,744
Shizuoka Bank, Ltd. (The)	26,000	318,250
Sumitomo Metal Mining Co., Ltd.	2,000	27,999
Suruga Bank, Ltd.	8,000	141,537
Suzuken Co., Ltd.	2,700	105,139
Sysmex Corp.	1,100	70,940
Taisho Pharmaceutical Holdings Co., Ltd.	700	51,901
Takashimaya Co., Ltd.	8,000	94,563
Takeda Pharmaceutical Co., Ltd.	400	21,961
Toho Gas Co., Ltd.	24,000	143,096
Tokyo Gas Co., Ltd.	18,000	102,747
TonenGeneral Sekiyu K.K.	13,000	131,370
Tsumura & Co.	2,000	65,351
Unicharm Corp.	4,100	265,112
USS Co., Ltd.	1,020	130,850
Yahoo! Japan Corp.	73	36,682

5

Security	Shares	Value
Yakult Honsha Co., Ltd.	900	$39,230
Yamaguchi Financial Group, Inc.	3,000	32,580
Yokogawa Electric Corp.	3,000	30,507

		$8,433,358

Netherlands — 4.9%
Akzo Nobel NV	5,473	$330,079
ASML Holding NV	9,511	707,741
European Aeronautic Defence and Space Co. NV	4,015	212,119
Gemalto NV	328	26,812
Heineken Holding NV	1,536	92,555
Heineken NV	4,798	339,577
Koninklijke Ahold NV	26,882	424,661
Koninklijke DSM NV	6,509	419,542
Koninklijke Vopak NV	2,222	123,049
QIAGEN NV(1)	6,356	125,990
Reed Elsevier NV	6,126	99,430
Unilever NV	7,582	323,079

		$3,224,634

New Zealand — 0.7%
Auckland International Airport, Ltd.	54,928	$146,006
Chorus, Ltd.	19,155	45,179
Contact Energy, Ltd.(1)	13,397	60,631
Fletcher Building, Ltd.	9,121	69,196
SKYCITY Entertainment Group, Ltd.	12,185	46,609
Telecom Corporation of New Zealand, Ltd.	40,808	91,125

		$458,746

Norway — 2.7%
Aker Solutions ASA	6,611	$92,527
Gjensidige Forsikring ASA	3,679	59,331
Norsk Hydro ASA	41,467	195,293
Orkla ASA	11,836	106,729
Seadrill, Ltd.	4,762	183,497
Statoil ASA	22,373	547,722
Telenor ASA	23,746	535,115
Yara International ASA	1,145	53,785

		$1,773,999

Portugal — 0.7%
EDP-Energias de Portugal SA	40,840	$140,367
Galp Energia SGPS SA, Class B	4,864	77,954
Jeronimo Martins SGPS SA	5,902	140,776
Portugal Telecom SGPS SA	12,313	64,247

		$423,344

Singapore — 4.9%
Ascendas Real Estate Investment Trust	88,000	$197,036
CapitaMall Trust	17,000	32,054
ComfortDelGro Corp., Ltd.	28,000	45,177
DBS Group Holdings, Ltd.	58,000	791,194

6

Security	Shares	Value
Oversea-Chinese Banking Corp., Ltd.	64,000	$564,991
Singapore Airlines, Ltd.	27,000	243,812
Singapore Press Holdings, Ltd.	57,000	206,571
Singapore Technologies Engineering, Ltd.	29,000	103,792
Singapore Telecommunications, Ltd.	138,000	440,814
StarHub, Ltd.	37,000	142,283
United Overseas Bank, Ltd.	20,000	347,546
UOL Group, Ltd.	22,000	127,735

		$3,243,005

Spain — 4.5%
Abertis Infraestructuras SA	7,993	$149,144
Acerinox SA	10,015	108,069
ACS Actividades de Construccion y Servicios SA	1,486	38,165
Amadeus IT Holding SA, Class A	6,669	196,779
CaixaBank SA	25,659	94,876
Distribuidora Internacional de Alimentacion SA	4,617	35,788
Enagas	9,894	263,488
Ferrovial SA	17,708	292,934
Grifols SA(1)	4,142	166,261
Iberdrola SA	6,009	32,308
Indra Sistemas SA	3,869	52,056
Industria de Diseno Textil SA	4,198	563,394
International Consolidated Airlines Group SA(1)	23,405	98,591
Red Electrica Corp. SA	3,386	179,997
Repsol SA	8,521	199,771
Telefonica SA	22,354	327,314
Zardoya Otis SA	11,076	154,746

		$2,953,681

Sweden — 4.8%
Atlas Copco AB, Class A	2,400	$63,462
Boliden AB	2,812	44,908
Elekta AB, Class B	3,022	46,338
Getinge AB, Class B	1,009	30,424
Hennes & Mauritz AB, Class B	10,177	361,422
Holmen AB, Class B	3,338	93,564
Investor AB, Class B	8,721	258,637
Lundin Petroleum AB(1)	1,406	33,807
Millicom International Cellular SA SDR	1,685	138,396
Nordea Bank AB	36,011	433,321
Scania AB, Class B	2,903	62,084
Skandinaviska Enskilda Banken AB, Class A	20,244	208,257
Skanska AB, Class B	10,263	175,084
SKF AB, Class B	1,326	30,955
Svenska Cellulosa AB, Class B	3,039	79,162
Swedbank AB, Class A	8,861	218,190
Tele2 AB, Class B	12,006	206,013
Telefonaktiebolaget LM Ericsson, Class B	7,673	95,424
TeliaSonera AB	82,970	572,473

		$3,151,921

7

Security	Shares	Value
Switzerland — 6.9%
Actelion, Ltd.(1)	2,942	$180,134
Adecco SA(1)	2,725	145,757
Baloise Holding AG	572	58,959
Coca-Cola HBC AG(1)	3,384	88,835
Geberit AG	169	41,301
Givaudan SA(1)	98	126,207
Lonza Group AG(1)	465	32,402
Nestle SA	16,942	1,208,175
Novartis AG	8,262	611,616
Roche Holding AG PC	2,475	619,592
Schindler Holding AG	1,195	175,021
Schindler Holding AG PC	317	47,570
Sonova Holding AG(1)	1,372	149,463
Sulzer AG	246	42,039
Swatch Group, Ltd. (The), Bearer Shares	363	208,261
Swiss Reinsurance Co., Ltd.	4,518	359,550
Swisscom AG	639	300,982
Zurich Insurance Group AG(1)	573	160,120

		$4,555,984

United Kingdom — 12.9%
Aberdeen Asset Management PLC	4,919	$34,336
Associated British Foods PLC	4,328	130,194
AstraZeneca PLC	11,828	614,121
BAE Systems PLC	7,319	42,748
Barclays PLC	67,010	299,030
BHP Billiton PLC	2,710	76,240
BP PLC	61,591	446,297
Bunzl PLC	1,959	38,969
Burberry Group PLC	10,003	208,095
Centrica PLC	77,594	447,543
Compass Group PLC	11,392	150,033
Croda International PLC	1,608	61,988
Diageo PLC	15,151	462,675
Experian PLC	5,603	98,583
GlaxoSmithKline PLC	5,112	131,897
Imperial Tobacco Group PLC	657	23,492
Kingfisher PLC	14,107	68,738
Marks & Spencer Group PLC	12,269	78,095
National Grid PLC	8,170	104,145
Next PLC	5,527	374,656
Prudential PLC	1,951	33,547
Randgold Resources, Ltd.	1,286	104,041
Reckitt Benckiser Group PLC	577	42,122
Reed Elsevier PLC	5,162	60,351
Rexam PLC	24,589	197,436
Rolls-Royce Holdings PLC(1)	12,516	220,022
Rolls-Royce Holdings PLC, PFC Shares(1)	1,489,404	2,314
Royal Dutch Shell PLC, Class A	20,463	696,668
Royal Dutch Shell PLC, Class B	21,459	752,727
Sage Group PLC (The)	44,157	231,675
Schroders PLC	893	32,433
Serco Group PLC	16,187	155,777
Severn Trent PLC	2,391	67,763
Shire PLC	9,039	281,763
SSE PLC	3,277	79,342
Subsea 7 SA	5,192	112,086

8

Security	Shares	Value
Tesco PLC	59,778	$340,016
Tullow Oil PLC	11,351	176,936
Unilever PLC	988	42,807
United Utilities Group PLC	2,810	32,372
Vodafone Group PLC	136,679	417,048
Whitbread PLC	3,750	149,074
WM Morrison Supermarkets PLC	81,469	369,724

		$8,489,919

Total Common Stocks (identified cost $52,967,245)		$65,150,275

Short-Term Investments — 0.5%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.10%(2)	$338	$337,525

Total Short-Term Investments (identified cost $337,525)		$337,525

Total Investments — 99.7% (identified cost $53,304,770)		$65,487,800

Other Assets, Less Liabilities — 0.3%		$223,149

Net Assets — 100.0%		$65,710,949

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

CDI	-	CHESS Depositary Interest

PC	-	Participation Certificate

PFC Shares	-	Preference Shares

PPS	-	Partially Protected Shares

SDR	-	Swedish Depositary Receipt

(1)	Non-income producing security.

(2)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2013. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended April 30, 2013 was $94.

9

Currency Concentration of Portfolio

Currency	Percentage of Net Assets	Value
Euro	35.4%	$23,130,778
British Pound Sterling	12.9	8,466,668
Japanese Yen	12.8	8,433,358
Australian Dollar	7.0	4,599,978
Swiss Franc	6.8	4,467,149
Hong Kong Dollar	5.0	3,302,262
Singapore Dollar	4.9	3,243,005
Swedish Krona	4.8	3,151,921
Danish Krone	3.8	2,524,112
Norwegian Krone	2.9	1,886,085
Israeli Shekel	1.6	1,059,126
United States Dollar	1.1	764,612
New Zealand Dollar	0.7	458,746

Total Investments	99.7%	$65,487,800

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	16.5%	$10,822,560
Consumer Staples	11.9	7,786,738
Health Care	10.9	7,185,431
Industrials	10.9	7,156,607
Consumer Discretionary	10.3	6,771,268
Materials	9.1	5,989,518
Energy	8.3	5,452,213
Telecommunication Services	7.9	5,193,188
Utilities	7.0	4,574,608
Information Technology	6.4	4,218,144
Short-Term Investments	0.5	337,525

Total Investments	99.7%	$65,487,800

The Fund did not have any open financial instruments at April 30, 2013.

The cost and unrealized appreciation (depreciation) of investments of the Fund at April 30, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$53,675,313

Gross unrealized appreciation	$12,739,144
Gross unrealized depreciation	(926,657)

Net unrealized appreciation	$11,812,487

10

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2013, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Asia/Pacific	$—	$20,037,349		$—	$20,037,349
Developed Europe	134,060	43,492,653		—	43,626,713
Developed Middle East	427,087	1,059,126		—	1,486,213
Total Common Stocks	$561,147	$64,589,128	*	$—	$65,150,275
Short-Term Investments	$—	$337,525		$—	$337,525
Total Investments	$561,147	$64,926,653		$—	$65,487,800

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of January 31, 2013 whose fair value was determined using Level 3 inputs. At April 30, 2013, the value of investments transferred between Level 1 and Level 2 during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Effective March 1, 2013, the name of Parametric International Equity Fund was changed from Eaton Vance Parametric Structured International Equity Fund.

11

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Mutual Funds Trust

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	June 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	June 24, 2013

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	June 24, 2013